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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09347

Columbia Funds Master Investment Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	3/31/06

Date of reporting period:	6/30/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Marsico Growth Master Portfolio

	Shares	Value ($)*
Common Stocks – 90.2%
CONSUMER DISCRETIONARY – 21.6%
Automobiles – 2.1%
Toyota Motor Corp., ADR	913,813	95,575,702
Automobiles Total		95,575,702
Hotels, Restaurants & Leisure – 9.0%
Four Seasons Hotels, Inc.	208,909	12,835,369
Las Vegas Sands Corp. (a)	1,189,864	92,642,811
MGM Mirage (a)	2,291,126	93,477,941
Starbucks Corp. (a)	1,784,163	67,369,995
Station Casinos, Inc.	215,046	14,640,332
Wynn Resorts Ltd. (a)	763,505	55,964,916
Yum! Brands, Inc.	1,418,607	71,313,374
Hotels, Restaurants & Leisure Total		408,244,738
Household Durables – 2.1%
KB Home	916,011	41,999,104
Lennar Corp., Class A	806,033	35,763,684
Toll Brothers, Inc. (a)	650,437	16,631,674
Household Durables Total		94,394,462
Media – 2.7%
Comcast Corp., Class A (a)	3,709,573	121,451,420
Media Total		121,451,420
Multiline Retail – 1.7%
Target Corp.	1,512,002	73,891,538
Multiline Retail Total		73,891,538
Specialty Retail – 4.0%
Home Depot, Inc.	1,361,604	48,731,807
Lowe’s Companies, Inc.	2,181,824	132,371,262
Specialty Retail Total		181,103,069
CONSUMER DISCRETIONARY TOTAL		974,660,929
CONSUMER STAPLES – 5.7%
Food & Staples Retailing – 1.1%
Walgreen Co.	527,149	23,637,361
Wal-Mart Stores, Inc.	569,308	27,423,567
Food & Staples Retailing Total		51,060,928
Food Products – 1.7%
Archer-Daniels-Midland Co.	1,838,166	75,879,492
Food Products Total		75,879,492

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 2.9%
Procter & Gamble Co.	2,357,885	131,098,406
Household Products Total		131,098,406
CONSUMER STAPLES TOTAL		258,038,826
ENERGY – 5.9%
Energy Equipment & Services – 4.4%
Halliburton Co.	1,379,255	102,354,514
Schlumberger Ltd.	1,470,323	95,732,730
Energy Equipment & Services Total		198,087,244
Oil, Gas & Consumable Fuels – 1.5%
Peabody Energy Corp.	1,204,819	67,168,659
Oil, Gas & Consumable Fuels Total		67,168,659
ENERGY TOTAL		265,255,903
FINANCIALS – 17.6%
Capital Markets – 9.8%
Goldman Sachs Group, Inc.	982,234	147,757,460
Lehman Brothers Holdings, Inc.	1,963,020	127,890,753
UBS AG, Registered Shares	1,513,837	166,067,919
Capital Markets Total		441,716,132
Commercial Banks – 0.8%
Wells Fargo & Co.	557,286	37,382,745
Commercial Banks Total		37,382,745
Consumer Finance – 1.6%
SLM Corp.	1,323,341	70,031,206
Consumer Finance Total		70,031,206
Diversified Financial Services – 2.0%
Chicago Mercantile Exchange Holdings, Inc.	185,150	90,936,422
Diversified Financial Services Total		90,936,422
Insurance – 2.2%
Genworth Financial, Inc., Class A	1,930,072	67,243,709
Progressive Corp.	1,297,420	33,356,668
Insurance Total		100,600,377
Real Estate Investment Trusts (REITs) – 0.3%
KKR Financial Corp., REIT	662,501	13,786,646
Real Estate Investment Trusts (REITs) Total		13,786,646
Real Estate Management & Development – 0.9%
CB Richard Ellis Group, Inc., Class A (a)	643,388	16,020,361
St. Joe Co.	572,652	26,651,224
Real Estate Management & Development Total		42,671,585
FINANCIALS TOTAL		797,125,113

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
HEALTH CARE – 12.6%
Biotechnology – 6.6%
Amylin Pharmaceuticals, Inc. (a)	1,443,877	71,284,208
Genentech, Inc. (a)	2,257,799	184,687,958
Genzyme Corp. (a)	731,360	44,649,528
Biotechnology Total		300,621,694
Health Care Providers & Services – 6.0%
Quest Diagnostics, Inc.	394,179	23,619,206
UnitedHealth Group, Inc.	5,490,830	245,879,367
Health Care Providers & Services Total		269,498,573
HEALTH CARE TOTAL		570,120,267
INDUSTRIALS – 18.4%
Aerospace & Defense – 4.7%
General Dynamics Corp.	1,412,528	92,464,083
Lockheed Martin Corp.	726,763	52,137,978
United Technologies Corp.	1,078,465	68,396,250
Aerospace & Defense Total		212,998,311
Air Freight & Logistics – 3.6%
FedEx Corp.	1,378,351	161,074,098
Air Freight & Logistics Total		161,074,098
Machinery – 4.5%
Caterpillar, Inc.	1,781,860	132,712,933
Deere & Co.	840,837	70,201,481
Machinery Total		202,914,414
Road & Rail – 5.6%
Burlington Northern Santa Fe Corp.	1,889,266	149,724,331
Union Pacific Corp.	1,137,041	105,699,331
Road & Rail Total		255,423,662
INDUSTRIALS TOTAL		832,410,485
INFORMATION TECHNOLOGY – 5.9%
Communications Equipment – 4.6%
Cisco Systems, Inc. (a)	2,056,576	40,164,929
Motorola, Inc.	3,871,184	78,004,358
QUALCOMM, Inc.	2,237,157	89,642,881
Communications Equipment Total		207,812,168

3

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – 1.3%
Texas Instruments, Inc.	2,013,399	60,985,856
Semiconductors & Semiconductor Equipment Total		60,985,856
INFORMATION TECHNOLOGY TOTAL		268,798,024
MATERIALS – 1.3%
Chemicals – 0.5%
Air Products & Chemicals, Inc.	109,033	6,969,389
Monsanto Co.	163,503	13,765,318
Chemicals Total		20,734,707
Metals & Mining – 0.8%
Companhia Vale do Rio Doce, ADR	1,535,102	36,903,852
Metals & Mining Total		36,903,852
MATERIALS TOTAL		57,638,559
TELECOMMUNICATION SERVICES – 1.2%
Wireless Telecommunication Services – 1.2%
America Movil SA de CV, ADR,Series L	1,652,816	54,972,660
Wireless Telecommunication Services Total		54,972,660
TELECOMMUNICATION SERVICES TOTAL		54,972,660

Total Common Stocks (cost of $3,504,671,536)		4,079,020,766
Investment Company – 4.3%
SSgA Prime Money Market Fund	196,406,000	196,406,000

Total Investment Company (cost of $196,406,000)		196,406,000

	Par ($)
Convertible Bond – 1.4%
CONSUMER CYCLICAL – 1.4%
Lodging – 1.4%
Wynn Resorts Ltd.
6.000% 07/15/15	20,000,000	63,675,000
Lodging Total		63,675,000
CONSUMER CYCLICAL TOTAL		63,675,000

Total Convertible Bond (cost of $19,673,962)		63,675,000
Short-Term Obligation – 2.6%
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 2.6%
Federal Home Loan Bank
4.800% 07/03/06(b)	115,400,000	115,369,226

4

Total Short-Term Obligation (cost of $115,369,226)	115,369,226

Total Investments – 98.5% (cost of $3,836,120,724)(c)(d)	4,454,470,992

Other Assets & Liabilities, Net – 1.5%	67,018,545

Net Assets – 100.0%	4,521,489,537

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	The rate shown represents the annualized yield at the date of purchase.

(c)	Cost for federal income tax purposes is $3,836,120,724.

(d)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$754,619,081	$(136,268,813)	$618,350,268

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

5

INVESTMENT PORTFOLIO
June 30, 2006 (Unaudited)	Columbia Large Cap Core Master Portfolio

	Shares	Value ($)*
Common Stocks – 99.0%
CONSUMER DISCRETIONARY – 10.9%
Hotels, Restaurants & Leisure – 2.1%
McDonald’s Corp.	562,125	18,887,400
Yum! Brands, Inc.	311,460	15,657,094
Hotels, Restaurants & Leisure Total		34,544,494
Media – 3.8%
CBS Corp., Class B	945,520	25,576,316
EchoStar Communications Corp., Class A (a)	266,500	8,210,865
News Corp., Class A	1,398,550	26,824,189
Media Total		60,611,370
Multi-Line Retail – 2.6%
Federated Department Stores, Inc.	662,718	24,255,479
Kohl’s Corp. (a)	294,400	17,404,928
Multi-Line Retail Total		41,660,407
Specialty Retail – 2.4%
Chico’s FAS, Inc. (a)	274,220	7,398,455
Home Depot, Inc.	570,054	20,402,233
TJX Companies., Inc.	442,200	10,108,692
Specialty Retail Total		37,909,380
CONSUMER DISCRETIONARY TOTAL		174,725,651
CONSUMER STAPLES – 9.4%
Beverages – 5.7%
Anheuser-Busch Companies, Inc.	511,000	23,296,490
Coca-Cola Co.	858,652	36,939,209
PepsiCo, Inc.	508,845	30,551,054
Beverages Total		90,786,753
Household Products – 3.7%
Colgate-Palmolive Co.	561,550	33,636,845
Kimberly-Clark Corp.	416,900	25,722,730
Household Products Total		59,359,575
CONSUMER STAPLES TOTAL		150,146,328
ENERGY – 9.7%
Energy Equipment & Services – 1.2%
BJ Services Co.	517,200	19,270,872
Energy Equipment & Services Total		19,270,872
Oil, Gas & Consumable Fuels – 8.5%
ConocoPhillips	389,150	25,501,000
EnCana Corp.	234,000	12,317,760
EOG Resources, Inc.	195,200	13,535,168
Murphy Oil Corp.	450,400	25,159,344

1

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Occidental Petroleum Corp.	290,100	29,749,755
Valero Energy Corp.	305,900	20,348,468
XTO Energy, Inc.	233,300	10,328,191
Oil, Gas & Consumable Fuels Total		136,939,686
ENERGY TOTAL		156,210,558
FINANCIALS – 21.2%
Capital Markets – 2.7%
A.G. Edwards, Inc.	223,400	12,358,488
Bank of New York Co., Inc.	240,800	7,753,760
Lehman Brothers Holdings, Inc.	352,900	22,991,435
Capital Markets Total		43,103,683
Commercial Banks – 3.9%
Cullen/Frost Bankers, Inc.	141,650	8,116,545
PNC Financial Services Group, Inc.	356,245	24,997,712
Wachovia Corp.	529,625	28,642,120
Commercial Banks Total		61,756,377
Consumer Finance – 1.0%
AmeriCredit Corp. (a)	557,930	15,577,405
Consumer Finance Total		15,577,405
Diversified Financial Services – 7.8%
CIT Group, Inc.	389,895	20,387,610
Citigroup, Inc.	1,140,550	55,020,132
JPMorgan Chase & Co.	1,077,000	45,234,000
Nasdaq Stock Market, Inc. (a)	144,987	4,335,111
Diversified Financial Services Total		124,976,853
Insurance – 4.5%
ACE Ltd.	241,890	12,237,215
Conseco, Inc. (a)	859,200	19,847,520
Hartford Financial Services Group, Inc.	297,380	25,158,348
UnumProvident Corp.	862,535	15,637,760
Insurance Total		72,880,843
Thrifts & Mortgage Finance – 1.3%
PMI Group Inc.	457,800	20,408,724
Thrifts & Mortgage Finance Total		20,408,724
FINANCIALS TOTAL		338,703,885
HEALTH CARE – 12.6%
Biotechnology – 3.4%
Amgen, Inc. (a)	408,323	26,634,909
Amylin Pharmaceuticals, Inc. (a)	195,385	9,646,157

2

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Biotechnology – (continued)
Genzyme Corp. (a)	138,000	8,424,900
Vertex Pharmaceuticals, Inc. (a)	270,550	9,931,891
Biotechnology Total		54,637,857
Health Care Providers & Services – 2.2%
CIGNA Corp.	244,355	24,071,411
Manor Care, Inc.	226,545	10,629,492
Health Care Providers & Services Total		34,700,903
Pharmaceuticals – 7.0%
Abbott Laboratories	590,000	25,729,900
AstraZeneca PLC, ADR	546,400	32,685,648
Johnson & Johnson	605,375	36,274,070
Novartis AG, ADR	322,300	17,378,416
Pharmaceuticals Total		112,068,034
HEALTH CARE TOTAL		201,406,794
INDUSTRIALS – 11.5%
Aerospace & Defense – 3.2%
General Dynamics Corp.	241,000	15,775,860
Precision Castparts Corp.	142,000	8,485,920
United Technologies Corp.	417,850	26,500,047
Aerospace & Defense Total		50,761,827
Air Freight & Logistics – 2.1%
United Parcel Service, Inc., Class B	405,575	33,390,989
Air Freight & Logistics Total		33,390,989
Commercial Services & Supplies – 1.8%
Allied Waste Industries, Inc. (a)	725,000	8,236,000
Waste Management, Inc.	566,900	20,340,372
Commercial Services & Supplies Total		28,576,372
Industrial Conglomerates – 1.4%
General Electric Co.	704,000	23,203,840
Industrial Conglomerates Total		23,203,840
Machinery – 2.1%
Danaher Corp.	172,000	11,063,040
Eaton Corp.	149,900	11,302,460
Illinois Tool Works, Inc.	230,270	10,937,825
Machinery Total		33,303,325

3

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 0.9%
Burlington Northern Santa Fe Corp.	191,895	15,207,679
Road & Rail Total		15,207,679
INDUSTRIALS TOTAL		184,444,032
INFORMATION TECHNOLOGY – 14.6%
Communications Equipment – 3.9%
Cisco Systems, Inc. (a)	1,230,305	24,027,857
Nokia Oyj, ADR	1,162,000	23,542,120
QUALCOMM, Inc.	378,380	15,161,686
Communications Equipment Total		62,731,663
Computers & Peripherals – 4.1%
Hewlett-Packard Co.	712,400	22,568,832
International Business Machines Corp.	396,920	30,491,395
QLogic Corp. (a)	731,700	12,614,508
Computers & Peripherals Total		65,674,735
Semiconductors & Semiconductor Equipment – 4.8%
Broadcom Corp., Class A (a)	239,400	7,193,970
Lam Research Corp. (a)	444,920	20,742,171
MEMC Electronic Materials, Inc. (a)	174,080	6,528,000
Novellus Systems, Inc. (a)	667,500	16,487,250
Nvidia Corp. (a)	415,000	8,835,350
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,875,264	17,214,920
Semiconductors & Semiconductor Equipment Total		77,001,661
Software – 1.8%
Microsoft Corp.	534,600	12,456,180
SAP AG, ADR	296,820	15,588,986
Software Total		28,045,166
INFORMATION TECHNOLOGY TOTAL		233,453,225
MATERIALS – 3.2%
Chemicals – 1.5%
Air Products & Chemicals, Inc.	248,000	15,852,160
Eastman Chemical Co.	161,030	8,695,620
Tronox, Inc., Class B	4	52
Chemicals Total		24,547,832
Construction Materials – 0.3%
Vulcan Materials Co.	59,800	4,664,400
Construction Materials Total		4,664,400

4

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – 1.4%
Companhia Vale do Rio Doce, ADR	548,144	13,177,382
Freeport-McMoRan Copper & Gold, Inc., Class B	159,900	8,860,059
Metals & Mining Total		22,037,441
MATERIALS TOTAL		51,249,673
TELECOMMUNICATION SERVICES – 2.8%
Diversified Telecommunication Services – 2.8%
Citizens Communications Co.	1,205,900	15,736,995
Verizon Communications, Inc.	861,300	28,844,937
Diversified Telecommunication Services Total		44,581,932
TELECOMMUNICATION SERVICES TOTAL		44,581,932
UTILITIES – 3.1%
Electric Utilities – 1.5%
Edison International	640,600	24,983,400
Electric Utilities Total		24,983,400
Multi-Utilities – 1.6%
PG&E Corp.	642,675	25,244,274
Multi-Utilities Total		25,244,274
UTILITIES TOTAL		50,227,674

Total Common Stocks (cost of $1,460,129,937)		1,585,149,752

	Par ($)
Short-Term Obligation – 1.4%
Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 5.100%, collateralized by a U.S. Government Obligation maturing 05/22/08, market value of $22,525,000 (repurchase proceeds $22,091,385)	22,082,000	22,082,000

Total Short-Term Obligation (cost of $22,082,000)		22,082,000

Total Investments – 100.4% (cost of $1,482,211,937)(b)(c)		1,607,231,752

Other Assets & Liabilities, Net – (0.4)%		(6,765,283)

Net Assets – 100.0%		1,600,466,469

5

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $1,482,211,937.

(c)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$153,337,155	$(28,317,340)	$125,019,815

	Acronym	Name

	ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Marsico Focused Equities Master Portfolio

	Shares	Value ($)*
Common Stocks – 90.0%
CONSUMER DISCRETIONARY – 24.8%
Automobiles – 2.7%
Toyota Motor Corp., ADR	1,057,698	110,624,634
Automobiles Total		110,624,634
Hotels, Restaurants & Leisure – 12.0%
Four Seasons Hotels, Inc.	740,564	45,500,252
Las Vegas Sands Corp. (a)	1,594,818	124,172,529
MGM Mirage (a)	2,907,221	118,614,617
Starbucks Corp. (a)	2,376,510	89,737,018
Wynn Resorts Ltd. (a)	1,497,003	109,730,320
Hotels, Restaurants & Leisure Total		487,754,736
Household Durables – 1.7%
Lennar Corp., Class A	1,508,073	66,913,199
Household Durables Total		66,913,199
Media – 3.0%
Comcast Corp., Class A (a)	3,700,899	121,167,433
Media Total		121,167,433
Multiline Retail – 0.2%
Target Corp.	193,623	9,462,356
Multiline Retail Total		9,462,356
Specialty Retail – 5.2%
Home Depot, Inc.	1,666,332	59,638,022
Lowe’s Companies, Inc.	2,524,210	153,143,821
Specialty Retail Total		212,781,843
CONSUMER DISCRETIONARY TOTAL		1,008,704,201
CONSUMER STAPLES – 3.9%
Household Products – 3.9%
Procter & Gamble Co.	2,876,387	159,927,117
Household Products Total		159,927,117
CONSUMER STAPLES TOTAL		159,927,117
ENERGY – 6.2%
Energy Equipment & Services – 6.2%
Halliburton Co.	1,801,605	133,697,107
Schlumberger Ltd.	1,853,888	120,706,648
Energy Equipment & Services Total		254,403,755
ENERGY TOTAL		254,403,755

1

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – 18.5%
Capital Markets – 11.8%
Goldman Sachs Group, Inc.	1,231,579	185,266,429
Lehman Brothers Holdings, Inc.	1,643,004	107,041,711
UBS AG, Registered Shares	1,729,637	189,741,179
Capital Markets Total		482,049,319
Consumer Finance – 2.7%
SLM Corp.	2,099,897	111,126,549
Consumer Finance Total		111,126,549
Diversified Financial Services – 2.0%
Chicago Mercantile Exchange Holdings, Inc.	166,843	81,944,939
Diversified Financial Services Total		81,944,939
Insurance – 2.0%
Genworth Financial, Inc., Class A	2,279,993	79,434,956
Insurance Total		79,434,956
FINANCIALS TOTAL		754,555,763
HEALTH CARE – 13.8%
Biotechnology – 5.4%
Genentech, Inc. (a)	2,680,780	219,287,804
Biotechnology Total		219,287,804
Health Care Equipment & Supplies – 1.4%
Zimmer Holdings, Inc. (a)	1,034,509	58,677,350
Health Care Equipment & Supplies Total		58,677,350
Health Care Providers & Services – 7.0%
UnitedHealth Group, Inc.	6,318,993	282,964,507
Health Care Providers & Services Total		282,964,507
HEALTH CARE TOTAL		560,929,661
INDUSTRIALS – 15.9%
Air Freight & Logistics – 4.7%
FedEx Corp.	1,641,521	191,828,144
Air Freight & Logistics Total		191,828,144
Machinery – 5.3%
Caterpillar, Inc.	2,083,533	155,181,538
Deere & Co.	708,622	59,162,851
Machinery Total		214,344,389

2

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 5.9%
Burlington Northern Santa Fe Corp.	1,796,950	142,408,287
Union Pacific Corp.	1,067,672	99,250,789
Road & Rail Total		241,659,076
INDUSTRIALS TOTAL		647,831,609
INFORMATION TECHNOLOGY – 6.9%
Communications Equipment – 4.9%
Motorola, Inc.	4,989,231	100,533,005
QUALCOMM, Inc.	2,455,453	98,390,002
Communications Equipment Total		198,923,007
Semiconductors & Semiconductor Equipment – 2.0%
Texas Instruments, Inc.	2,698,262	81,730,356
Semiconductors & Semiconductor Equipment Total		81,730,356
INFORMATION TECHNOLOGY TOTAL		280,653,363

Total Common Stocks (cost of $2,813,573,275)		3,667,005,469
Investment Company – 4.3%
SSgA Prime Money Market Fund	176,564,734	176,564,734

Total Investment Company (cost of $176,564,734)		176,564,734

	Par ($)
Short-Term Obligation – 3.8%
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 3.8%
Federal Home Loan Bank
4.800% 07/03/06(b)	152,400,000	152,359,360

Total Short-Term Obligation (cost of $152,359,360)		152,359,360

Total Investments – 98.1% (cost of $3,142,497,369)(c)(d)		3,995,929,563

Other Assets & Liabilities, Net – 1.9%		78,852,798

Net Assets – 100.0%		4,074,782,361

3

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	The rate shown represents the annualized yield at the date of purchase.

(c)	Cost for federal income tax purposes is $3,142,497,369.

(d)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$928,424,035	$(74,991,841)	$853,432,194

Acronym	Name

ADR	American Depositary Receipt

4

INVESTMENT PORTFOLIO
June 30, 2006 (Unaudited)	Columbia Small Cap Growth Master Portfolio II

	Shares	Value ($)*
Common Stocks – 96.7%
CONSUMER DISCRETIONARY – 17.2%
Diversified Consumer Services – 3.6%
Jackson Hewitt Tax Service, Inc.	62,720	1,966,272
Sotheby’s (a)	163,580	4,293,975
Steiner Leisure Ltd. (a)	124,870	4,936,111
Strayer Education, Inc.	39,204	3,807,493
Diversified Consumer Services Total		15,003,851
Hotels, Restaurants & Leisure – 3.8%
California Pizza Kitchen, Inc. (a)	74,570	2,049,184
Isle of Capris Casinos, Inc. (a)	143,475	3,680,134
Ruth’s Chris Steak House (a)	158,240	3,231,261
Scientific Games Corp., Class A (a)	28,320	1,008,758
Shuffle Master, Inc. (a)	114,820	3,763,799
Trump Entertainment Resorts, Inc. (a)	100,420	2,023,463
Hotels, Restaurants & Leisure Total		15,756,599
Household Durables – 0.7%
Desarrolladora Homex SA de CV, ADR (a)	95,820	3,143,854
Household Durables Total		3,143,854
Internet & Catalog Retail – 2.8%
Coldwater Creek, Inc. (a)	162,525	4,349,169
NetFlix, Inc. (a)	53,880	1,466,075
Nutri/System, Inc. (a)	54,030	3,356,884
Priceline.com, Inc. (a)	85,220	2,544,669
Internet & Catalog Retail Total		11,716,797
Media – 1.3%
Focus Media Holding Ltd., ADR (a)	84,480	5,504,717
Media Total		5,504,717
Specialty Retail – 4.1%
DSW, Inc., Class A (a)	80,180	2,920,156
GameStop Corp., Class A (a)	128,130	5,381,460
Guess ?, Inc. (a)	23,740	991,145
Gymboree Corp. (a)	29,490	1,025,072
Select Comfort Corp. (a)	101,660	2,335,130
Too, Inc. (a)	112,800	4,330,392
Specialty Retail Total		16,983,355

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – 0.9%
Carter’s, Inc. (a)	149,946	3,963,073
Textiles, Apparel & Luxury Goods Total		3,963,073
CONSUMER DISCRETIONARY TOTAL		72,072,246
ENERGY – 8.9%
Energy Equipment & Services – 4.0%
Dril-Quip, Inc. (a)	15,530	1,280,293
Hydril (a)	46,078	3,618,045
Oil States International, Inc. (a)	58,350	2,000,238
Superior Energy Services, Inc. (a)	158,545	5,374,675
Tetra Technologies, Inc. (a)	145,337	4,402,258
Energy Equipment & Services Total		16,675,509
Oil, Gas & Consumable Fuels – 4.9%
Denbury Resources, Inc. (a)	64,330	2,037,331
Foundation Coal Holdings, Inc.	54,770	2,570,356
Frontier Oil Corp.	117,640	3,811,536
Parallel Petroleum Corp. (a)	158,610	3,919,253
World Fuel Services Corp.	179,550	8,203,640
Oil, Gas & Consumable Fuels Total		20,542,116
ENERGY TOTAL		37,217,625
FINANCIALS – 8.7%
Capital Markets – 3.4%
Affiliated Managers Group, Inc. (a)	65,404	5,682,954
Calamos Asset Management, Inc., Class A	97,869	2,837,222
GFI Group, Inc. (a)	26,000	1,402,700
Greenhill & Co., Inc.	30,820	1,872,623
optionsXpress Holdings, Inc.	104,460	2,434,963
Capital Markets Total		14,230,462
Commercial Banks – 2.2%
First Republic Bank	67,360	3,085,088
Hancock Holding Co.	63,310	3,545,360
Sterling Bancshares Inc.	138,920	2,604,750
Commercial Banks Total		9,235,198
Consumer Finance – 1.2%
Advanta Corp., Class B	31,310	1,125,594
Cash America International, Inc.	66,330	2,122,560
First Cash Financial Services, Inc. (a)	98,600	1,947,350
Consumer Finance Total		5,195,504

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – 0.5%
Alexandria Real Estate Equities, Inc., REIT	12,660	1,122,689
Washington Real Estate Investment Trust, REIT	31,220	1,145,774
Real Estate Investment Trusts (REITs) Total		2,268,463
Real Estate Management & Development – 1.4%
Jones Lang LaSalle, Inc.	64,390	5,637,344
Real Estate Management & Development Total		5,637,344
FINANCIALS TOTAL		36,566,971
HEALTH CARE – 16.8%
Biotechnology – 3.3%
Alkermes, Inc. (a)	66,010	1,248,909
Amylin Pharmaceuticals, Inc. (a)	66,913	3,303,495
Arena Pharmaceuticals, Inc. (a)	123,150	1,426,077
Cubist Pharmaceuticals, Inc. (a)	45,820	1,153,748
Digene Corp. (a)	108,090	4,187,406
Myogen, Inc. (a)	20,140	584,060
Senomyx, Inc. (a)	139,734	2,016,362
Biotechnology Total		13,920,057
Health Care Equipment & Supplies – 5.0%
American Medical Systems Holdings, Inc. (a)	6	100
Aspect Medical Systems, Inc. (a)	58,804	1,025,542
Haemonetics Corp. (a)	51,576	2,398,800
Hologic, Inc. (a)	23,298	1,149,989
Intuitive Surgical, Inc. (a)	23,800	2,807,686
Kyphon, Inc. (a)	76,835	2,947,391
Meridian Bioscience, Inc.	183,128	4,569,043
Neurometrix, Inc. (a)	69,410	2,114,229
SonoSite, Inc. (a)	61,870	2,415,405
West Pharmaceutical Services, Inc.	41,033	1,488,677
Health Care Equipment & Supplies Total		20,916,862
Health Care Providers & Services – 4.7%
Centene Corp. (a)	106,879	2,514,863
HealthExtras, Inc. (a)	94,440	2,853,977
Pediatrix Medical Group, Inc. (a)	85,946	3,893,353
Psychiatric Solutions, Inc. (a)	133,600	3,828,976
VCA Antech, Inc. (a)	88,816	2,835,895
WellCare Health Plans, Inc. (a)	80,238	3,935,674
Health Care Providers & Services Total		19,862,738

3

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Technology – 0.6%
Allscripts Healthcare Solutions, Inc. (a)	149,280	2,619,864
Health Care Technology Total		2,619,864
Life Sciences Tools & Services – 2.4%
Dionex Corp. (a)	45,810	2,503,975
Illumina, Inc. (a)	105,596	3,131,977
Nektar Therapeutics (a)	131,672	2,414,865
Ventana Medical Systems, Inc. (a)	41,990	1,981,088
Life Sciences Tools & Services Total		10,031,905
Pharmaceuticals – 0.8%
Hi-Tech Pharmacal Co., Inc. (a)	98,236	1,627,770
New River Pharmaceuticals, Inc. (a)	57,240	1,631,340
Pharmaceuticals Total		3,259,110
HEALTH CARE TOTAL		70,610,536
INDUSTRIALS – 16.7%
Aerospace & Defense – 0.6%
Hexcel Corp. (a)	164,210	2,579,739
Aerospace & Defense Total		2,579,739
Air Freight & Logistics – 2.2%
EGL, Inc. (a)	68,469	3,437,144
HUB Group, Inc., Class A (a)	199,996	4,905,902
UTI Worldwide, Inc.	39,790	1,003,901
Air Freight & Logistics Total		9,346,947
Commercial Services & Supplies – 1.6%
Kenexa Corp. (a)	88,000	2,802,800
Waste Connections, Inc. (a)	102,915	3,746,106
Commercial Services & Supplies Total		6,548,906
Construction & Engineering – 0.6%
Quanta Services, Inc. (a)	142,730	2,473,511
Construction & Engineering Total		2,473,511
Electrical Equipment – 2.9%
Belden CDT, Inc.	13,543	447,596
Evergreen Solar, Inc. (a)	107,640	1,397,167
General Cable Corp. (a)	297,328	10,406,480
Electrical Equipment Total		12,251,243
Machinery – 5.0%
Actuant Corp., Class A	39,793	1,987,660
Manitowoc Co., Inc.	65,100	2,896,950
Nordson Corp.	38,740	1,905,233
Trinity Industries, Inc.	81,171	3,279,308

4

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
Wabtec Corp.	293,771	10,987,036
Machinery Total		21,056,187
Marine – 1.4%
American Commercial Lines, Inc. (a)	42,710	2,573,278
Kirby Corp. (a)	82,850	3,272,575
Marine Total		5,845,853
Road & Rail – 1.2%
Landstar System, Inc.	79,057	3,733,862
Old Dominion Freight Line, Inc. (a)	35,665	1,340,648
Road & Rail Total		5,074,510
Trading Companies & Distributors – 1.2%
H&E Equipment Services, Inc. (a)	68,660	2,022,037
WESCO International, Inc. (a)	40,560	2,798,640
Trading Companies & Distributors Total		4,820,677
INDUSTRIALS TOTAL		69,997,573
INFORMATION TECHNOLOGY – 24.9%
Communications Equipment – 4.9%
AudioCodes Ltd. (a)	216,323	2,357,921
CommScope, Inc. (a)	213,390	6,704,714
F5 Networks, Inc. (a)	36,953	1,976,246
Foundry Networks, Inc. (a)	100,446	1,070,754
NICE Systems Ltd., ADR (a)	159,660	4,492,832
Polycom, Inc. (a)	170,140	3,729,469
Communications Equipment Total		20,331,936
Computers & Peripherals – 0.5%
Stratasys, Inc. (a)	71,564	2,108,275
Computers & Peripherals Total		2,108,275
Electronic Equipment & Instruments – 4.7%
Anixter International, Inc.	54,610	2,591,790
Daktronics, Inc.	89,216	2,575,666
Global Imaging Systems, Inc. (a)	53,535	2,209,925
Itron, Inc. (a)	88,035	5,216,954
Rogers Corp. (a)	53,920	3,037,853
Trimble Navigation Ltd. (a)	45,940	2,050,761
TTM Technologies, Inc. (a)	144,763	2,094,721
Electronic Equipment & Instruments Total		19,777,670
Internet Software & Services – 1.5%
aQuantive, Inc. (a)	119,901	3,037,092
Digitas, Inc. (a)	273,320	3,175,979
Internet Software & Services Total		6,213,071

5

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – 1.8%
Euronet Worldwide, Inc. (a)	75,175	2,884,465
Keane, Inc. (a)	142,460	1,780,750
MPS Group, Inc. (a)	199,180	2,999,651
IT Services Total		7,664,866
Semiconductors & Semiconductor Equipment – 6.1%
Atheros Communications, Inc. (a)	173,858	3,296,348
Cymer, Inc. (a)	104,885	4,872,957
Mindspeed Technologies, Inc. (a)	881,580	2,124,608
Netlogic Microsystems, Inc. (a)	59,700	1,925,325
PMC-Sierra, Inc. (a)	138,330	1,300,302
Silicon Laboratories, Inc. (a)	94,188	3,310,708
Sirf Technology Holdings, Inc. (a)	178,820	5,761,580
Tessera Technologies, Inc. (a)	102,430	2,816,825
Virage Logic Corp. (a)	30,669	287,982
Semiconductors & Semiconductor Equipment Total		25,696,635
Software – 5.4%
ANSYS, Inc. (a)	69,117	3,305,175
FactSet Research Systems, Inc.	22,320	1,055,736
Kronos, Inc. (a)	54,188	1,962,147
Macrovision Corp. (a)	96,126	2,068,632
Micros Systems, Inc. (a)	56,588	2,471,764
Open Solutions, Inc. (a)	89,616	2,384,682
Progress Software Corp. (a)	85,330	1,997,575
Quality Systems, Inc.	69,730	2,567,459
Secure Computing Corp. (a)	168,058	1,445,299
Transaction Systems Architects, Inc. (a)	78,150	3,258,073
Software Total		22,516,542
INFORMATION TECHNOLOGY TOTAL		104,308,995
MATERIALS – 1.7%
Chemicals – 0.6%
Symyx Technologies, Inc. (a)	99,544	2,403,988
Chemicals Total		2,403,988
Metals & Mining – 1.1%
Coeur d’Alene Mines Corp. (a)	262,700	1,263,587

6

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
Reliance Steel & Aluminum Co.	39,270	3,257,446
Metals & Mining Total		4,521,033
MATERIALS TOTAL		6,925,021
TELECOMMUNICATION SERVICES – 1.8%
Wireless Telecommunication Services – 1.8%
Dobson Communications Corp., Class A (a)	506,873	3,918,128
SBA Communications Corp., Class A (a)	138,653	3,624,390
Wireless Telecommunication Services Total		7,542,518
TELECOMMUNICATION SERVICES TOTAL		7,542,518

Total Common Stocks (cost of $342,586,277)		405,241,485

	Par ($)
Short-Term Obligation – 3.2%
Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 4.400%, collateralized by a U.S. Treasury Bond maturing 08/15/12, market value of $13,455,340 (repurchase proceeds $13,193,836)	13,189,000	13,189,000

Total Short-Term Obligation (cost of $13,189,000)		13,189,000

Total Investments – 99.9% (cost of $355,775,277)(b)(c)		418,430,485

Other Assets & Liabilities, Net – 0.1%		600,277

Net Assets – 100.0%		419,030,762

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $355,775,277.

7

(c)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$77,137,431	$(14,482,223)	$62,655,208

	Acronym	Name

	ADR	American Depositary Receipt
	REIT	Real Estate Investment Trust

8

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Small Cap Value Fund II

	Shares	Value ($)*
Common Stocks – 95.3%
CONSUMER DISCRETIONARY – 11.6%
Auto Components – 1.7%
Lear Corp.	81,000	1,799,010
Tenneco Automotive, Inc. (a)	109,100	2,836,600
Auto Components Total		4,635,610
Distributors – 1.0%
Keystone Automotive Industries, Inc. (a)	67,000	2,828,740
Distributors Total		2,828,740
Diversified Consumer Services – 0.7%
Stewart Enterprises, Inc., Class A	344,800	1,982,600
Diversified Consumer Services Total		1,982,600
Household Durables – 1.1%
Champion Enterprises, Inc. (a)	133,600	1,474,944
Helen of Troy Ltd. (a)	90,600	1,667,040
Household Durables Total		3,141,984
Media – 1.4%
Carmike Cinemas, Inc.	71,175	1,500,369
World Wrestling Entertainment, Inc.	139,300	2,352,777
Media Total		3,853,146
Specialty Retail – 3.7%
AnnTaylor Stores Corp. (a)	68,400	2,967,192
Lithia Motors, Inc., Class A	78,000	2,364,960
Pacific Sunwear of California, Inc. (a)	101,900	1,827,067
Stage Stores, Inc.	89,000	2,937,000
Specialty Retail Total		10,096,219
Textiles, Apparel & Luxury Goods – 2.0%
Brown Shoe Co., Inc.	77,500	2,641,200
Phillips-Van Heusen Corp.	76,600	2,923,056
Textiles, Apparel & Luxury Goods Total		5,564,256
CONSUMER DISCRETIONARY TOTAL		32,102,555
CONSUMER STAPLES – 2.1%
Food Products – 0.8%
Gold Kist, Inc. (a)	170,700	2,282,259
Food Products Total		2,282,259
Personal Products – 1.3%
Chattem, Inc. (a)	62,000	1,882,940
Inter Parfums, Inc.	100,554	1,731,540

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Personal Products – (continued)
Personal Products Total		3,614,480
CONSUMER STAPLES TOTAL		5,896,739
ENERGY – 6.3%
Energy Equipment & Services – 2.9%
Dresser-Rand Group, Inc. (a)	100,900	2,369,132
Key Energy Services, Inc. (a)	164,800	2,513,200
Universal Compression Holdings, Inc. (a)	48,100	3,028,857
Energy Equipment & Services Total		7,911,189
Oil, Gas & Consumable Fuels – 3.4%
Arlington Tankers	86,200	1,955,016
Encore Acquisition Co. (a)	88,400	2,371,772
Holly Corp.	70,000	3,374,000
OMI Corp.	81,000	1,753,650
Oil, Gas & Consumable Fuels Total		9,454,438
ENERGY TOTAL		17,365,627
FINANCIALS – 27.5%
Capital Markets – 3.1%
Affiliated Managers Group, Inc. (a)	13,900	1,207,771
American Capital Strategies	41,300	1,382,724
Apollo Investment Corp.	174,182	3,218,883
Lazard Ltd., Class A	68,300	2,759,320
Capital Markets Total		8,568,698
Commercial Banks – 10.9%
Bancorpsouth, Inc.	113,500	3,092,875
Cardinal Financial Corp.	167,585	1,947,338
Colonial BancGroup, Inc.	112,400	2,886,432
Community Bank System, Inc.	85,700	1,728,569
First Midwest Bancorp, Inc.	72,200	2,677,176
First Republic Bank	64,600	2,958,680
First State Bancorporation	108,400	2,577,752
Independent Bank Corp	83,500	2,711,245
Placer Sierra Bancshares	104,100	2,414,079
Prosperity Bancshares, Inc.	84,000	2,762,760
Seacoast Banking Corp. of Florida	71,100	1,893,393
Summit Bancshares, Inc.	117,920	2,501,083
Commercial Banks Total		30,151,382

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – 3.5%
Delphi Financial Group, Inc., Class A	87,000	3,163,320
NYMAGIC, Inc.	64,400	1,870,820
Platinum Underwriters Holdings Ltd.	100,500	2,811,990
Zenith National Insurance Corp.	48,800	1,935,896
Insurance Total		9,782,026
Real Estate Investment Trusts (REITs) – 8.3%
Alexandria Real Estate Equities, Inc., REIT	28,900	2,562,852
Equity Inns, Inc.	173,100	2,866,536
LaSalle Hotel Properties	60,300	2,791,890
LTC Properties, Inc., REIT	88,700	1,982,445
Mid-America Apartment Communities, Inc., REIT	50,500	2,815,375
OMEGA Healthcare Investors, Inc.	154,400	2,041,168
SL Green Realty Corp., REIT	24,300	2,660,121
Tanger Factory Outlet Centers, Inc., REIT	78,900	2,553,993
U-Store-It Trust, REIT	136,100	2,566,846
Real Estate Investment Trusts (REITs) Total		22,841,226
Thrifts & Mortgage Finance – 1.7%
BankAtlantic Bancorp, Inc., Class A	169,800	2,519,832
First Niagara Financial Group, Inc.	150,736	2,113,319
Thrifts & Mortgage Finance Total		4,633,151
FINANCIALS TOTAL		75,976,483
HEALTH CARE – 3.8%
Biotechnology – 0.5%
Vertex Pharmaceuticals, Inc. (a)	33,000	1,211,430
Biotechnology Total		1,211,430
Health Care Equipment & Supplies – 0.7%
Medical Action Industries, Inc. (a)	89,100	1,968,219
Health Care Equipment & Supplies Total		1,968,219
Health Care Providers & Services – 2.6%
AMN Healthcare Services, Inc. (a)	114,400	2,322,320
LifePoint Hospitals, Inc. (a)	74,600	2,396,898
Res-Care, Inc. (a)	122,900	2,458,000
Health Care Providers & Services Total		7,177,218
HEALTH CARE TOTAL		10,356,867
INDUSTRIALS – 20.4%
Aerospace & Defense – 1.5%
AAR Corp. (a)	82,500	1,833,975

3

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
Esterline Technologies Corp. (a)	58,800	2,445,492
Aerospace & Defense Total		4,279,467
Airlines – 1.5%
AirTran Holdings, Inc. (a)	113,600	1,688,096
Alaska Air Group, Inc. (a)	63,300	2,495,286
Airlines Total		4,183,382
Commercial Services & Supplies – 4.9%
ABM Industries, Inc.	137,727	2,355,132
American Ecology Corp.	88,100	2,334,650
Banta Corp.	40,000	1,853,200
FTI Consulting, Inc. (a)	90,300	2,417,331
Steelcase, Inc., Class A	116,200	1,911,490
Watson Wyatt & Co. Holdings	78,900	2,772,546
Commercial Services & Supplies Total		13,644,349
Construction & Engineering – 2.0%
Comfort Systems USA, Inc.	184,000	2,629,360
Washington Group International, Inc. (a)	52,100	2,779,014
Construction & Engineering Total		5,408,374
Electrical Equipment – 0.3%
GrafTech International Ltd. (a)	125,567	728,289
Electrical Equipment Total		728,289
Machinery – 7.2%
AGCO Corp. (a)	118,200	3,111,024
Barnes Group, Inc.	129,800	2,589,510
Basin Water, Inc. (a)	72,900	730,458
Crane Co.	71,500	2,974,400
Gardner Denver, Inc. (a)	74,800	2,879,800
JLG Industries, Inc.	131,850	2,966,625
Kennametal, Inc.	33,300	2,072,925
Watts Water Technologies, Inc., Class A	74,941	2,514,270
Machinery Total		19,839,012
Road & Rail – 1.0%
Swift Transportation Co., Inc. (a)	85,700	2,721,832
Road & Rail Total		2,721,832
Trading Companies & Distributors – 2.0%
GATX Corp.	57,700	2,452,250

4

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Trading Companies & Distributors – (continued)
H&E Equipment Services, Inc. (a)	99,600	2,933,220
Trading Companies & Distributors Total		5,385,470
INDUSTRIALS TOTAL		56,190,175
INFORMATION TECHNOLOGY – 13.7%
Communications Equipment – 3.3%
3Com Corp. (a)	411,800	2,108,416
CommScope, Inc. (a)	101,300	3,182,846
EMS Technologies, Inc. (a)	113,764	2,044,339
Powerwave Technologies, Inc. (a)	184,100	1,678,992
Communications Equipment Total		9,014,593
Computers & Peripherals – 1.6%
Brocade Communications Systems, Inc. (a)	241,700	1,484,038
Electronics for Imaging, Inc. (a)	88,400	1,845,792
Palm, Inc. (a)	69,200	1,114,120
Computers & Peripherals Total		4,443,950
Electronic Equipment & Instruments – 2.4%
Aeroflex, Inc. (a)	167,900	1,959,393
Coherent, Inc. (a)	74,800	2,523,004
Gerber Scientific, Inc. (a)	66,102	859,987
Park Electrochemical Corp.	47,800	1,230,850
Electronic Equipment & Instruments Total		6,573,234
Internet Software & Services – 0.7%
webMethods, Inc. (a)	208,900	2,061,843
Internet Software & Services Total		2,061,843
IT Services – 1.8%
MPS Group, Inc. (a)	158,100	2,380,986
Sykes Enterprises, Inc. (a)	162,100	2,619,536
IT Services Total		5,000,522
Semiconductors & Semiconductor Equipment – 3.0%
Cypress Semiconductor Corp. (a)	108,600	1,579,044
Fairchild Semiconductor International, Inc. (a)	109,800	1,995,066
Kulicke & Soffa Industries, Inc. (a)	170,300	1,261,923
LTX Corp. (a)	314,300	2,203,243
RF Micro Devices, Inc. (a)	201,600	1,203,552
Semiconductors & Semiconductor Equipment Total		8,242,828
Software – 0.9%
Lawson Software, Inc. (a)	200,500	1,343,350
TIBCO Software, Inc. (a)	146,300	1,031,415

5

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
Software Total		2,374,765
INFORMATION TECHNOLOGY TOTAL		37,711,735
MATERIALS – 6.2%
Chemicals – 1.6%
Olin Corp.	121,000	2,169,530
Westlake Chemical Corp.	78,100	2,327,380
Chemicals Total		4,496,910
Containers & Packaging – 1.0%
Crown Holdings, Inc. (a)	177,400	2,762,118
Containers & Packaging Total		2,762,118
Metals & Mining – 2.8%
AMCOL International Corp.	74,200	1,955,170
Carpenter Technology Corp.	25,241	2,915,335
Steel Dynamics, Inc.	45,000	2,958,300
Metals & Mining Total		7,828,805
Paper & Forest Products – 0.8%
Glatfelter	129,900	2,061,513
Paper & Forest Products Total		2,061,513
MATERIALS TOTAL		17,149,346
TELECOMMUNICATION SERVICES – 0.7%
Diversified Telecommunication Services – 0.7%
Cincinnati Bell, Inc. (a)	499,800	2,049,180
Diversified Telecommunication Services Total		2,049,180
TELECOMMUNICATION SERVICES TOTAL		2,049,180
UTILITIES – 3.0%
Gas Utilities – 2.0%
Atmos Energy Corp.	88,500	2,470,035
New Jersey Resources Corp.	64,700	3,026,666
Gas Utilities Total		5,496,701
Multi-Utilities – 1.0%
WPS Resources Corp.	54,900	2,723,040
Multi-Utilities Total		2,723,040
UTILITIES TOTAL		8,219,741

Total Common Stocks (cost of $213,893,008)		263,018,448

6

	Par ($)	Value ($)
Short-Term Obligation – 2.8%
Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 5.100%, collateralized by a U.S. Government Obligation maturing 09/02/08, market value of $7,948,065 (repurchase proceeds $7,793,311)	7,790,000	7,790,000

Total Short-Term Obligation (cost of $7,790,000)		7,790,000

Total Investments – 98.1% (cost of $221,683,008)(b)(c)		270,808,448

Other Assets & Liabilities, Net – 1.9%		5,182,252

Net Assets – 100.0%		275,990,700

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $221,683,008.

(c)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$56,539,197	$(7,413,757)	$49,125,440

Acronym	Name

REIT	Real Estate Investment Trust

7

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Marsico 21st Century Fund

	Shares	Value ($)*
Common Stocks – 85.8%
CONSUMER DISCRETIONARY – 19.8%
Automobiles – 2.0%
Toyota Motor Corp., ADR	314,592	32,903,177
Automobiles Total		32,903,177
Hotels, Restaurants & Leisure – 11.2%
Cheesecake Factory, Inc. (a)	1,205,613	32,491,270
Chipotle Mexican Grill, Inc., Class A (a)	116,308	7,088,973
Las Vegas Sands Corp. (a)	781,333	60,834,587
Station Casinos, Inc.	724,626	49,332,538
Wynn Resorts Ltd. (a)	452,773	33,188,261
Hotels, Restaurants & Leisure Total		182,935,629
Media – 3.6%
Cablevision Systems Corp., Class A (a)	2,695,766	57,824,181
Media Total		57,824,181
Textiles, Apparel & Luxury Goods – 3.0%
Coach, Inc. (a)	542,701	16,226,760
LVMH Moet Hennessy Louis Vuitton SA	329,189	32,672,383
Textiles, Apparel & Luxury Goods Total		48,899,143
CONSUMER DISCRETIONARY TOTAL		322,562,130
CONSUMER STAPLES – 1.6%
Food Products – 1.6%
Hershey Co.	467,301	25,734,266
Food Products Total		25,734,266
CONSUMER STAPLES TOTAL		25,734,266
ENERGY – 5.2%
Energy Equipment & Services – 2.2%
Schlumberger Ltd.	562,169	36,602,824
Energy Equipment & Services Total		36,602,824
Oil, Gas & Consumable Fuels – 3.0%
Aventine Renewable Energy Holdings, Inc. (a)	139,779	5,437,403
Peabody Energy Corp.	644,541	35,933,161
VeraSun Energy Corp. (a)	278,173	7,299,259
Oil, Gas & Consumable Fuels Total		48,669,823
ENERGY TOTAL		85,272,647
FINANCIALS – 24.8%
Capital Markets – 7.1%
Crystal River Capital (b)(c)	233,425	5,835,625
Jefferies Group, Inc.	1,061,647	31,456,601

1

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
UBS AG, Registered Shares	722,964	79,070,889
Capital Markets Total		116,363,115
Commercial Banks – 4.4%
Banco Itau Holding Financeira SA, ADR	852,218	24,850,677
Wells Fargo & Co.	688,715	46,199,002
Commercial Banks Total		71,049,679
Diversified Financial Services – 2.0%
Chicago Mercantile Exchange Holdings, Inc.	66,034	32,432,599
Diversified Financial Services Total		32,432,599
Insurance – 2.9%
Genworth Financial, Inc., Class A	1,373,517	47,853,332
Insurance Total		47,853,332
Real Estate Investment Trusts (REITs) – 3.8%
Government Properties Trust, Inc., REIT	1,087,015	10,315,772
KKR Financial Corp., REIT	1,877,079	39,062,014
ProLogis, REIT	54,047	2,816,930
Redwood Trust, Inc., REIT	210,750	10,290,923
Real Estate Investment Trusts (REITs) Total		62,485,639
Real Estate Management & Development – 4.6%
CB Richard Ellis Group, Inc., Class A (a)	1,448,991	36,079,876
St. Joe Co.	837,823	38,992,282
Real Estate Management & Development Total		75,072,158
FINANCIALS TOTAL		405,256,522
HEALTH CARE – 16.6%
Biotechnology – 9.0%
Amylin Pharmaceuticals, Inc. (a)	1,520,482	75,066,196
Genentech, Inc. (a)	372,096	30,437,453
Genzyme Corp. (a)	674,449	41,175,112
Biotechnology Total		146,678,761
Health Care Providers & Services – 4.7%
UnitedHealth Group, Inc.	1,718,154	76,938,936
Health Care Providers & Services Total		76,938,936
Life Sciences Tools & Services – 0.7%
Diversa Corp. (a)	1,149,453	11,103,716
Life Sciences Tools & Services Total		11,103,716

2

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – 2.2%
Roche Holding AG, Genusschein Shares	219,225	36,205,413
Pharmaceuticals Total		36,205,413
HEALTH CARE TOTAL		270,926,826
INDUSTRIALS – 16.5%
Aerospace & Defense – 2.3%
General Dynamics Corp.	585,796	38,346,206
Aerospace & Defense Total		38,346,206
Air Freight & Logistics – 3.0%
FedEx Corp.	415,940	48,606,749
Air Freight & Logistics Total		48,606,749
Airlines – 1.0%
AMR Corp. (a)	628,278	15,970,827
Airlines Total		15,970,827
Machinery – 5.0%
American Railcar Industries, Inc.	828,252	27,423,424
Deere & Co.	643,844	53,754,535
Machinery Total		81,177,959
Road & Rail – 5.2%
Burlington Northern Santa Fe Corp.	592,457	46,952,217
Genesee & Wyoming, Inc., Class A (a)	1,071,013	37,988,831
Road & Rail Total		84,941,048
INDUSTRIALS TOTAL		269,042,789
INFORMATION TECHNOLOGY – 1.3%
Communications Equipment – 1.3%
QUALCOMM, Inc.	523,872	20,991,551
Communications Equipment Total		20,991,551
INFORMATION TECHNOLOGY TOTAL		20,991,551

Total Common Stocks (cost of $1,254,306,085)		1,399,786,731
Investment Company – 4.4%
SSgA Prime Money Market Fund	72,299,624	72,299,624

Total Investment Company (cost of $72,299,624)		72,299,624

Total Investments – 90.2% (cost of $1,326,605,709)(d)(e)		1,472,086,355

Other Assets & Liabilities, Net – 9.8%		159,415,156

Net Assets – 100.0%		1,631,501,511

3

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities, which are not illiquid, amounted to $5,835,625, which represents 0.4% of net assets.

(d)	Cost for federal income tax purposes is $1,326,605,709.

(e)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$190,032,472	$(44,551,826)	$145,480,646

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

4

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia International Value Master Portfolio

	Shares	Value ($)*
Common Stocks – 96.7%
CONSUMER DISCRETIONARY – 11.1%
Automobiles – 2.9%
DaimlerChrysler AG, Registered Shares	1,113,800	54,935,852
Volkswagen AG	997,598	69,829,515
Automobiles Total		124,765,367
Hotels, Restaurants & Leisure – 1.0%
Compass Group PLC	8,427,100	40,866,543
Hotels, Restaurants & Leisure Total		40,866,543
Household Durables – 1.2%
LG Electronics, Inc.	167,400	10,190,430
Sony Corp.	897,900	39,579,832
Household Durables Total		49,770,262
Leisure Equipment & Products – 2.1%
Fuji Photo Film Co., Ltd.	2,659,905	89,410,115
Leisure Equipment & Products Total		89,410,115
Media – 1.7%
British Sky Broadcasting Group PLC	1,083,100	11,475,674
ITV PLC	31,616,600	63,065,989
Media Total		74,541,663
Multi-Line Retail – 2.2%
Marks & Spencer Group PLC, ADR	1,488,580	96,311,126
Multi-Line Retail Total		96,311,126
CONSUMER DISCRETIONARY TOTAL		475,665,076
CONSUMER STAPLES – 15.9%
Food & Staples Retailing – 6.8%
Carrefour SA	824,660	48,283,841
Carrefour SA (b)	252,730	14,797,341
Koninklijke Ahold NV (a)	12,306,166	106,671,021
William Morrison Supermarkets PLC	33,464,965	120,232,380
Food & Staples Retailing Total		289,984,583
Food Products – 7.6%
Nestle SA, Registered Shares	483,200	151,607,887
Unilever NV	3,581,604	81,150,906
Unilever PLC	4,117,875	92,491,371
Food Products Total		325,250,164

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 1.5%
Japan Tobacco, Inc.	18,139	66,006,218
Tobacco Total		66,006,218
CONSUMER STAPLES TOTAL		681,240,965
FINANCIALS – 18.3%
Commercial Banks – 10.5%
ABN AMRO Holding NV, ADR	3,328,029	91,054,868
Banca Intesa S.p.A.	9,616,186	56,258,372
Banco Santander Central Hispano SA	2,622,400	38,365,699
DBS Group Holdings Ltd., ADR	263,453	11,921,248
DBS Group Holdings Ltd., ADR (b)	8,994,000	102,944,425
Mitsubishi UFJ Financial Group, Inc., ADR	4,344,631	60,607,602
Overseas Chinese Banking Corp., Ltd.	13,094,400	54,458,607
UniCredito Italiano S.p.A.	4,141,800	32,360,118
Commercial Banks Total		447,970,939
Consumer Finance – 1.0%
Takefuji Corp.	696,430	41,604,948
Consumer Finance Total		41,604,948
Diversified Financial Services – 0.7%
Jardine Matheson Holdings Ltd., ADR	1,742,900	30,675,040
Diversified Financial Services Total		30,675,040
Insurance – 5.7%
Aegon NV	3,952,734	67,473,250
Millea Holdings, Inc. Tokyo	2,725	50,980,426
Mitsui Sumitomo Insurance Co., Ltd.	2,390,000	29,936,802
Royal & Sun Alliance Insurance Group PLC	17,668,091	44,188,063
Royal & Sun Alliance Insurance Group PLC (b)	8,845,037	22,121,526
Zurich Financial Services AG, ADR(a)	1,382,086	29,507,536
Insurance Total		244,207,603
Thrifts & Mortgage Finance – 0.4%
Hypo Real Estate Holding AG, ADR	253,261	15,349,744
Thrifts & Mortgage Finance Total		15,349,744
FINANCIALS TOTAL		779,808,274
HEALTH CARE – 7.8%
Pharmaceuticals – 7.8%
Daiichi Sankyo Co., Ltd.	4,007,200	110,196,857
GlaxoSmithKline PLC	2,243,700	62,645,236
Ono Pharmaceutical Co., Ltd.	1,486,700	72,520,416

2

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Sanofi-Aventis	715,186	69,794,364
Taisho Pharmaceutical Co., Ltd.	26,000	509,521
Takeda Pharmaceutical Co., Ltd.	274,000	17,084,128
Pharmaceuticals Total		332,750,522
HEALTH CARE TOTAL		332,750,522
INDUSTRIALS – 4.3%
Aerospace & Defense – 0.7%
Bombardier, Inc., Class B (a)	11,284,310	31,437,968
Aerospace & Defense Total		31,437,968
Commercial Services & Supplies – 1.5%
Contax Participacoes SA, ADR	2,827,200	2,508,009
Dai Nippon Printing Co., Ltd.	3,974,000	61,611,740
Commercial Services & Supplies Total		64,119,749
Industrial Conglomerates – 1.6%
Tyco International Ltd.	2,367,648	65,110,320
Industrial Conglomerates Total		65,110,320
Machinery – 0.5%
Invensys PLC (a)(b)	23,160,268	8,225,802
Invensys PLC, ADR (a)	18,541,415	13,164,405
Machinery Total		21,390,207
INDUSTRIALS TOTAL		182,058,244
INFORMATION TECHNOLOGY – 9.2%
Communications Equipment – 3.7%
Alcatel SA (a)	4,453,700	56,183,913
Alcatel SA, ADR (a)	3,835,200	48,361,872
Nortel Networks Corp. (a)	24,411,900	54,682,656
Communications Equipment Total		159,228,441
Electronic Equipment & Instruments – 1.9%
Hitachi Ltd., ADR	1,199,825	79,272,438
Electronic Equipment & Instruments Total		79,272,438
Semiconductors & Semiconductor Equipment – 3.6%
Infineon Technologies AG (a)	2,234,600	24,855,518
Infineon Technologies AG (a)(b)	1,255,700	13,967,186
STMicroelectronics NV	3,999,400	64,266,204

3

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
United Microelectronics Corp.	84,760,000	50,575,252
Semiconductors & Semiconductor Equipment Total		153,664,160
INFORMATION TECHNOLOGY TOTAL		392,165,039
MATERIALS – 2.0%
Chemicals – 2.0%
Akzo Nobel NV	1,040,500	56,160,116
Akzo Nobel NV, ADR	551,500	29,654,155
Chemicals Total		85,814,271
MATERIALS TOTAL		85,814,271
TELECOMMUNICATION SERVICES – 21.7%
Diversified Telecommunication Services – 20.5%
Brasil Telecom Participacoes SA, ADR	241,760	7,874,123
BT Group PLC, ADR	1,152,030	51,023,409
Compania Anonima Nacional Telefonos de Venezuela, ADR ©	2,878,864	56,569,678
Deutsche Telekom AG, ADR	6,010,800	96,413,232
Deutsche Telekom AG, Registered Shares	2,249,000	36,157,360
France Telecom SA	2,157,812	46,324,663
KT Corp., ADR	2,914,300	62,511,735
Nippon Telegraph & Telephone Corp., ADR	2,571,180	62,916,774
Portugal Telecom SGPS SA, ADR	5,584,476	67,292,936
Swisscom AG, ADR	2,291,700	75,511,515
Tele Norte Leste Participacoes SA, ADR	2,164,000	27,591,000
Telecom Corp. of New Zealand Ltd., ADR	1,524,800	30,328,272
Telecom Italia S.p.A.	10,039,010	25,912,711
Telecom Italia S.p.A., ADR	1,649,181	46,045,133
Telecomunicacoes Brasileiras SA, ADR	663,200	18,556,336
Telefonica SA, ADR	2,382,881	118,524,501
Telefonos de Mexico SA de CV, ADR, Class L	2,377,840	49,530,407
Diversified Telecommunication Services Total		879,083,785
Wireless Telecommunication Services – 1.2%
SK Telecom Co. Ltd., ADR	1,448,339	33,920,100
SK Telecom Co., Ltd.	57,077	12,309,722
Tim Participacoes SA, ADR	61,418	1,692,066

4

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Vivo Participacoes SA	426,216	1,048,491
Wireless Telecommunication Services Total		48,970,379
TELECOMMUNICATION SERVICES TOTAL		928,054,164
UTILITIES – 6.4%
Electric Utilities – 6.4%
Centrais Electricas Brasileiras SA, ADR	7,501,787	80,537,685
Electricite de France (a)	1,028,540	54,132,060
Electricite de France (a)(b)	570,260	30,018,606
Korea Electric Power Corp., ADR	5,657,650	107,269,044
Electric Utilities Total		271,957,395
UTILITIES TOTAL		271,957,395

Total Common Stocks (cost of $3,278,738,158)		4,129,513,950

	Units
Rights – 0.0%
Invensys PLC
07/07/06(a)	24,097,239	1,804,706

Total Rights (cost of $370,828)		1,804,706

	Par ($)
Short-Term Obligation – 3.1%
Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 4.400%, collateralized by a U.S. Treasury Note maturing 03/31/08, market value of $135,100,000 (repurchase proceeds $132,498,565)	132,450,000	132,450,000

Total Short-Term Obligation (cost of $132,450,000)		132,450,000

Total Investments – 99.8% (cost of $3,411,558,986)(d)(e)		4,263,768,656

Other Assets & Liabilities, Net – 0.2%		6,913,185

Net Assets – 100.0%		4,270,681,841

5

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

	Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities, which are not illiquid, amounted to $192,074,886, which represents 4.5% of net assets.

(c)	Investments in affiliates as of June 30, 2006:

	Security name: Compania Anonima Nacional Telefonos de Venezuela, ADR

	Shares as of 03/31/06:		2,878,864
	Shares purchased:		—
	Shares sold:		—
	Shares as of 06/30/06:		2,878,864
	Net realized gain/loss:		—
	Dividend income earned:		$6,569,366
	Value at end of period:		$56,569,678

(d)	Cost for federal income tax purposes is $3,411,558,986.

(e)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$1,046,845,265	$(194,635,595)	$852,209,670

6

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Marsico International Opportunities Fund

	Shares	Value ($)*
Common Stocks – 97.0%
CONSUMER DISCRETIONARY – 18.4%
Auto Components – 4.0%
Continental AG	784,573	80,031,652
Auto Components Total		80,031,652
Automobiles – 2.2%
Toyota Motor Corp.	842,100	44,057,624
Automobiles Total		44,057,624
Hotels, Restaurants & Leisure – 1.5%
Shangri-La Asia Ltd.	15,744,665	30,304,039
Hotels, Restaurants & Leisure Total		30,304,039
Household Durables – 0.5%
Gafisa SA (a)	1,016,049	11,071,036
Household Durables Total		11,071,036
Leisure Equipment & Products – 1.9%
Sega Sammy Holdings, Inc.	1,049,047	38,801,371
Leisure Equipment & Products Total		38,801,371
Media – 1.0%
JC Decaux SA	778,839	20,534,243
Media Total		20,534,243
Specialty Retail – 4.6%
Carphone Warehouse Group PLC	3,339,718	19,572,751
Esprit Holdings Ltd.	4,978,000	40,833,671
Yamada Denki Co., Ltd.	312,900	31,843,057
Specialty Retail Total		92,249,479
Textiles, Apparel & Luxury Goods – 2.7%
LVMH Moet Hennessy Louis Vuitton SA	543,215	53,914,707
Textiles, Apparel & Luxury Goods Total		53,914,707
CONSUMER DISCRETIONARY TOTAL		370,964,151
CONSUMER STAPLES – 9.1%
Beverages – 3.0%
Diageo PLC	3,574,825	60,063,444
Beverages Total		60,063,444
Food & Staples Retailing – 4.0%
Metro AG	346,866	19,635,090
Seiyu Ltd. (a)	8,803,000	18,724,307
Shoppers Drug Mart Corp.	1,138,608	41,309,347
Food & Staples Retailing Total		79,668,744

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 2.1%
Reckitt Benckiser PLC	1,157,765	43,174,430
Household Products Total		43,174,430
CONSUMER STAPLES TOTAL		182,906,618
ENERGY – 6.6%
Energy Equipment & Services – 1.0%
Acergy SA (a)	1,306,914	19,938,120
Energy Equipment & Services Total		19,938,120
Oil, Gas & Consumable Fuels – 5.6%
BP PLC	3,433,692	39,870,129
CNOOC Ltd., ADR	253,051	20,340,239
Petroleo Brasileiro SA, ADR	262,553	23,448,608
Talisman Energy, Inc.	1,670,673	29,154,090
Oil, Gas & Consumable Fuels Total		112,813,066
ENERGY TOTAL		132,751,186
FINANCIALS – 20.0%
Capital Markets – 5.5%
Man Group Plc	630,576	29,658,641
UBS AG, Registered Shares	733,657	80,240,387
Capital Markets Total		109,899,028
Commercial Banks – 8.1%
DBS Group Holdings Ltd.	4,417,000	50,438,750
Erste Bank der oesterreichischen Sparkassen AG	452,701	25,442,353
ICICI Bank Ltd., ADR	740,049	17,502,159
Mitsubishi UFJ Financial Group, Inc.	3,563	49,711,982
Uniao de Bancos Brasileiros SA,GDR	304,255	20,199,489
Commercial Banks Total		163,294,733
Consumer Finance – 1.5%
Credit Saison Co., Ltd.	649,300	30,870,239
Consumer Finance Total		30,870,239
Real Estate Management & Development – 2.2%
CapitaLand Ltd.	7,000,000	19,962,982
Sumitomo Realty & Development Co., Ltd.	964,000	23,884,355
Real Estate Management & Development Total		43,847,337

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 2.7%
Hypo Real Estate Holding AG	908,291	55,052,779
Thrifts & Mortgage Finance Total		55,052,779
FINANCIALS TOTAL		402,964,116
HEALTH CARE – 7.5%
Biotechnology – 1.1%
CSL Ltd.	531,653	21,305,520
Biotechnology Total		21,305,520
Pharmaceuticals – 6.4%
GlaxoSmithKline PLC	2,129,751	59,463,723
Roche Holding AG, Genusschein Shares	423,511	69,943,623
Pharmaceuticals Total		129,407,346
HEALTH CARE TOTAL		150,712,866
INDUSTRIALS – 13.0%
Aerospace & Defense – 2.1%
BAE Systems PLC	6,098,582	41,639,157
Aerospace & Defense Total		41,639,157
Electrical Equipment – 2.6%
ABB Ltd.	3,981,454	51,778,778
Electrical Equipment Total		51,778,778
Machinery – 4.0%
Fanuc Ltd.	319,619	28,845,049
Vallourec	43,343	52,107,806
Machinery Total		80,952,855
Road & Rail – 2.0%
Canadian National Railway Co.	924,330	40,439,437
Road & Rail Total		40,439,437
Trading Companies & Distributors – 2.3%
Marubeni Corp.	8,717,000	46,729,293
Trading Companies & Distributors Total		46,729,293
INDUSTRIALS TOTAL		261,539,520
INFORMATION TECHNOLOGY – 6.8%
Communications Equipment – 2.1%
Telefonaktiebolaget LM Ericsson, ADR	1,299,269	42,927,848
Communications Equipment Total		42,927,848
Electronic Equipment & Instruments – 2.7%
Murata Manufacturing Co., Ltd.	327,400	21,388,165
Nippon Electric Glass Co., Ltd.	1,619,000	32,620,408
Electronic Equipment & Instruments Total		54,008,573

3

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – 2.0%
Samsung Electronics Co., Ltd.	61,890	39,496,857
Semiconductors & Semiconductor Equipment Total		39,496,857
INFORMATION TECHNOLOGY TOTAL		136,433,278
MATERIALS – 9.9%
Chemicals – 6.0%
Lonza Group AG, Registered Shares	705,032	48,297,986
Syngenta AG (a)	542,864	72,218,291
Chemicals Total		120,516,277
Construction Materials – 2.9%
Cemex SA de CV, ADR,COP	1,013,693	57,750,090
Construction Materials Total		57,750,090
Metals & Mining – 1.0%
BHP Billiton PLC	1,061,648	20,782,207
Metals & Mining Total		20,782,207
MATERIALS TOTAL		199,048,574
TELECOMMUNICATION SERVICES – 2.9%
Wireless Telecommunication Services – 2.9%
America Movil SA de CV, ADR, Series L	1,792,783	59,627,963
Wireless Telecommunication Services Total		59,627,963
TELECOMMUNICATION SERVICES TOTAL		59,627,963
UTILITIES – 2.8%
Multi-Utilities – 2.8%
Veolia Environnement	1,088,513	56,180,614
Multi-Utilities Total		56,180,614
UTILITIES TOTAL		56,180,614

Total Common Stocks (cost of $1,631,192,447)		1,953,128,886
Investment Company – 2.5%
SSgA Prime Money Market Fund	50,950,000	50,950,000

Total Investment Company (cost of $50,950,000)		50,950,000

Total Investments – 99.5% (cost of $1,682,142,447)(b)(c)		2,004,078,886

Other Assets & Liabilities, Net – 0.5%		10,519,479

Net Assets – 100.0%		2,014,598,365

4

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $1,682,142,447.

(c)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$350,413,791	$(28,477,352)	$321,936,439

Acronym	Name
ADR	American Depositary Receipt
COP	Certificates of Participation
GDR	Global Depositary Receipt

5

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Multi-Advisor International Equity Fund

	Shares	Value ($)*
Common Stocks – 96.2%
CONSUMER DISCRETIONARY – 15.7%
Auto Components – 2.0%
Continental AG	379,759	38,737,938
Auto Components Total		38,737,938
Automobiles – 2.4%
Bayerische Motoren Werke (BMW) AG	179,271	8,942,266
Honda Motor Co., Ltd.	506,800	16,018,208
Toyota Motor Corp.	402,400	21,053,067
Automobiles Total		46,013,541
Hotels, Restaurants & Leisure – 1.9%
Compass Group PLC	3,053,213	14,806,311
PartyGaming PLC	3,265,836	6,965,503
Shangri-La Asia Ltd.	7,523,918	14,481,420
Hotels, Restaurants & Leisure Total		36,253,234
Household Durables – 1.6%
Barratt Developments PLC	467,387	8,176,427
Gafisa SA (a)	496,792	5,413,127
Koninklijke Philips Electronics NV	525,149	16,418,511
Household Durables Total		30,008,065
Leisure Equipment & Products – 1.5%
Sankyo Co., Ltd.	148,900	9,489,892
Sega Sammy Holdings, Inc.	501,315	18,542,267
Leisure Equipment & Products Total		28,032,159
Media – 2.0%
JC Decaux SA	371,234	9,787,658
Mediaset S.p.A.	842,587	9,923,740
Publicis Groupe SA	265,459	10,241,953
Reuters Group PLC	1,324,635	9,418,333
Media Total		39,371,684
Specialty Retail – 3.0%
Carphone Warehouse Group PLC	1,596,062	9,353,881
Esprit Holdings Ltd.	2,401,500	19,699,088
Kingfisher PLC	2,915,500	12,843,702
Yamada Denki Co., Ltd.	149,600	15,224,421
Specialty Retail Total		57,121,092

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – 1.3%
LVMH Moet Hennessy Louis Vuitton SA	259,604	25,765,992
Textiles, Apparel & Luxury Goods Total		25,765,992
CONSUMER DISCRETIONARY TOTAL		301,303,705
CONSUMER STAPLES – 8.6%
Beverages – 1.5%
Diageo PLC	1,726,442	29,007,309
Beverages Total		29,007,309
Food & Staples Retailing – 2.8%
Carrefour SA	258,899	15,158,536
Metro AG	165,768	9,383,651
Seiyu Ltd. (a)	4,207,000	8,948,445
Shoppers Drug Mart Corp.	544,315	19,748,058
Food & Staples Retailing Total		53,238,690
Food Products – 1.1%
Unilever NV	380,379	8,618,513
Unilever PLC	597,205	13,413,790
Food Products Total		22,032,303
Household Products – 1.1%
Reckitt Benckiser PLC	553,299	20,633,176
Household Products Total		20,633,176
Tobacco – 2.1%
British American Tobacco PLC	1,064,264	26,774,420
Japan Tobacco, Inc.	4,055	14,755,787
Tobacco Total		41,530,207
CONSUMER STAPLES TOTAL		166,441,685
ENERGY – 7.5%
Energy Equipment & Services – 0.5%
Acergy SA (a)	632,042	9,642,356
Energy Equipment & Services Total		9,642,356
Oil, Gas & Consumable Fuels – 7.0%
BP PLC	2,367,373	27,488,623
CNOOC Ltd., ADR	120,934	9,720,675
Frontline Ltd.	320,350	11,982,852
PetroChina Co., Ltd., Class H	18,529,961	19,985,036
Petroleo Brasileiro SA, ADR	125,475	11,206,172
Royal Dutch Shell PLC, Class A	392,057	13,187,625
Royal Dutch Shell PLC, Class B	394,088	13,776,919
Talisman Energy, Inc.	798,420	13,932,833

2

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Total SA	189,772	12,446,842
Oil, Gas & Consumable Fuels Total		133,727,577
ENERGY TOTAL		143,369,933
FINANCIALS – 22.8%
Capital Markets – 3.5%
Credit Suisse Group	269,503	15,054,260
Man Group Plc	304,407	14,317,541
UBS AG, Registered Shares	354,317	38,751,805
Capital Markets Total		68,123,606
Commercial Banks – 9.6%
ABN AMRO Holding NV	460,859	12,589,186
Allied Irish Banks PLC	509,320	12,261,705
BNP Paribas SA	179,295	17,135,748
DBS Group Holdings Ltd.	2,111,000	24,106,000
Depfa Bank PLC	666,549	11,049,421
Erste Bank der oesterreichischen Sparkassen AG	218,645	12,288,118
HBOS PLC	742,667	12,895,423
HSBC Holdings PLC	734,700	12,862,370
ICICI Bank Ltd., ADR	353,672	8,364,343
Mitsubishi UFJ Financial Group, Inc.	1,703	23,760,737
Royal Bank of Scotland Group PLC	544,287	17,869,877
Shinhan Financial Group Co. Ltd.	87,850	4,141,758
Uniao de Bancos Brasileiros SA,GDR	145,404	9,653,371
United Overseas Bank Ltd.	656,000	6,460,102
Commercial Banks Total		185,438,159
Consumer Finance – 2.3%
Acom Co., Ltd.	137,390	7,446,358
Credit Saison Co., Ltd.	314,100	14,933,531
Promise Co. Ltd.	169,100	9,828,087
Takefuji Corp.	202,470	12,095,622
Consumer Finance Total		44,303,598
Diversified Financial Services – 1.1%
ING Groep NV	476,419	18,693,414
NETeller PLC (a)	237,036	2,608,977
Diversified Financial Services Total		21,302,391
Insurance – 3.2%
Aviva PLC	906,794	12,817,390
AXA SA	495,023	16,210,314
Manulife Financial Corp.	482,980	15,303,236

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Zurich Financial Services AG	75,127	16,439,983
Insurance Total		60,770,923
Real Estate Management & Development – 1.7%
CapitaLand Ltd.	3,345,000	9,539,453
Henderson Land Development Co., Ltd.	2,237,000	11,575,419
Sumitomo Realty & Development Co., Ltd.	461,000	11,421,875
Real Estate Management & Development Total		32,536,747
Thrifts & Mortgage Finance – 1.4%
Hypo Real Estate Holding AG	433,774	26,291,645
Thrifts & Mortgage Finance Total		26,291,645
FINANCIALS TOTAL		438,767,069
HEALTH CARE – 8.0%
Biotechnology – 0.5%
CSL Ltd.	254,079	10,181,989
Biotechnology Total		10,181,989
Pharmaceuticals – 7.5%
Astellas Pharma, Inc.	313,500	11,534,782
GlaxoSmithKline PLC	1,522,763	42,516,311
Novartis AG	238,459	12,897,688
Roche Holding AG, Genusschein Shares	202,397	33,426,238
Sanofi-Aventis (b)	297,785	29,060,573
Takeda Pharmaceutical Co., Ltd.	233,000	14,527,744
Pharmaceuticals Total		143,963,336
HEALTH CARE TOTAL		154,145,325
INDUSTRIALS – 11.9%
Aerospace & Defense – 1.9%
BAE Systems PLC	5,415,560	36,975,702
Aerospace & Defense Total		36,975,702
Air Freight & Logistics – 1.7%
Deutsche Post AG	709,242	18,987,243
TNT NV	379,777	13,596,084
Air Freight & Logistics Total		32,583,327
Construction & Engineering – 1.1%
Vinci SA	210,454	21,652,001
Construction & Engineering Total		21,652,001

4

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – 1.3%
ABB Ltd.	1,902,749	24,745,236
Electrical Equipment Total		24,745,236
Industrial Conglomerates – 0.7%
Siemens AG	147,446	12,829,080
Industrial Conglomerates Total		12,829,080
Machinery – 2.0%
Fanuc Ltd.	152,719	13,782,620
Vallourec	20,752	24,948,462
Machinery Total		38,731,082
Marine – 0.3%
Stolt-Nielsen SA	280,214	6,619,624
Marine Total		6,619,624
Road & Rail – 1.0%
Canadian National Railway Co.	441,740	19,326,125
Road & Rail Total		19,326,125
Trading Companies & Distributors – 1.2%
Marubeni Corp.	4,166,000	22,332,710
Trading Companies & Distributors Total		22,332,710
Transportation Infrastructure – 0.7%
Macquarie Airports (b)	5,592,343	12,745,543
Transportation Infrastructure Total		12,745,543
INDUSTRIALS TOTAL		228,540,430
INFORMATION TECHNOLOGY – 5.4%
Communications Equipment – 1.1%
Ericsson (LM) TEL-SP, ADR	627,503	20,732,699
Communications Equipment Total		20,732,699
Electronic Equipment & Instruments – 1.6%
Celestica, Inc. (a)	548,120	5,190,028
Murata Manufacturing Co., Ltd.	156,500	10,223,726
Nippon Electric Glass Co., Ltd.	774,000	15,594,932
Electronic Equipment & Instruments Total		31,008,686
Office Electronics – 0.3%
Konica Minolta Holdings, Inc. (a)	512,500	6,501,587
Office Electronics Total		6,501,587

5

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – 2.4%
Samsung Electronics Co., Ltd.	72,473	46,250,699
Semiconductors & Semiconductor Equipment Total		46,250,699
INFORMATION TECHNOLOGY TOTAL		104,493,671
MATERIALS – 7.5%
Chemicals – 3.7%
Lonza Group AG, Registered Shares	336,937	23,081,758
Syngenta AG (a)	355,841	47,338,245
Chemicals Total		70,420,003
Construction Materials – 2.1%
Cemex SA de CV	489,591	27,892,000
CRH PLC	388,512	12,652,063
Construction Materials Total		40,544,063
Metals & Mining – 1.7%
BHP Billiton PLC	507,365	9,931,884
POSCO	52,647	14,097,496
Rio Tinto PLC	183,835	9,644,439
Metals & Mining Total		33,673,819
MATERIALS TOTAL		144,637,885
TELECOMMUNICATION SERVICES – 6.1%
Diversified Telecommunication Services – 2.8%
BT Group PLC	1,651,817	7,313,173
France Telecom SA (b)	839,786	18,028,820
Telefonica SA	990,993	16,480,994
Telenor ASA	1,029,104	12,430,557
Diversified Telecommunication Services Total		54,253,544
Wireless Telecommunication Services – 3.3%
America Movil SA de CV, ADR, Series L	865,215	28,777,051
Rogers Communications, Inc., Class B	338,860	13,632,718
SK Telecom Co., Ltd.	48,505	10,461,010
Vodafone Group PLC	4,775,196	10,158,102
Wireless Telecommunication Services Total		63,028,881
TELECOMMUNICATION SERVICES TOTAL		117,282,425
UTILITIES – 2.7%
Electric Utilities – 0.6%
E.ON AG	103,684	11,919,195
Electric Utilities Total		11,919,195

6

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Gas Utilities – 0.4%
Enagas SA	342,497	7,297,941
Gas Utilities Total		7,297,941
Multi-Utilities – 1.7%
Suez SA	155,114	6,436,265
Veolia Environnement	526,214	27,159,093
Multi-Utilities Total		33,595,358
UTILITIES TOTAL		52,812,494

Total Common Stocks (cost of $1,504,601,385)		1,851,794,622
Investment Company – 3.3%
SSgA Prime Money Market Fund	64,298,155	64,298,155

Total Investment Company (cost of $64,298,155)		64,298,155

Units
Rights – 0.0%
FINANCIALS – 0.0%
Insurance – 0.0%
AXA SA
06 /30 /06 (a)	495,023	417,885
Insurance Total	417,885
FINANCIALS TOTAL	417,885

Total Rights (cost of $0)	417,885

Total Investments – 99.5% (cost of $1,568,899,540)(c)(d)	1,916,510,662

Other Assets & Liabilities, Net – 0.5%	8,814,936

Net Assets – 100.0%	1,925,325,598

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities, which are not illiquid, amounted to $59,834,936, which represents 3.1% of net assets.

(c)	Cost for federal income tax purposes is $1,568,899,540.

(d)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$377,591,679	$(29,980,557)	$347,611,122

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

7

INVESTMENT PORTFOLIO
June 30, 2006 (Unaudited)	Columbia Intermediate Core Bond Master Portfolio

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 40.4%
BASIC MATERIALS – 0.6%
Chemicals – 0.4%
E.I. Dupont De Nemours & Co.
	3.375% 11/15/07	1,298,000	1,259,587
Eastman Chemical Co.
	6.300% 11/15/18	1,570,000	1,500,064
Praxair, Inc.
	4.750% 07/15/07	705,000	698,304
	Chemicals Total		3,457,955
Metals & Mining – 0.2%
Inco Ltd.
	5.700% 10/15/15	1,530,000	1,436,598
	Metals & Mining Total		1,436,598
	BASIC MATERIALS TOTAL		4,894,553
COMMUNICATIONS – 3.9%
Media – 2.1%
Comcast Cable Communications, Inc.
	7.125% 06/15/13	1,620,000	1,692,425
Comcast Corp.
	5.850% 01/15/10	2,500,000	2,493,348
	5.900% 03/15/16	2,360,000	2,254,386
	6.500% 11/15/35	740,000	695,874
News America Holdings, Inc.
	9.250% 02/01/13	967,000	1,120,238
News America, Inc.
	6.400% 12/15/35	2,000,000	1,849,810
	6.625% 01/09/08	1,247,000	1,262,979
Time Warner, Inc.
	7.250% 09/01/08	1,785,000	1,833,086
	8.110% 08/15/06	10,000	10,023
	8.375% 07/15/33	445,000	493,737
	9.125% 01/15/13	1,727,000	1,972,960
Viacom, Inc.
	5.750% 04/30/11(a)	1,200,000	1,178,884
		Media Total	16,857,750
Telecommunication Services – 1.8%
America Movil SA de CV
	5.750% 01/15/15	1,260,000	1,167,075
Sprint Capital Corp.
	8.375% 03/15/12	3,121,000	3,451,623
	8.750% 03/15/32	395,000	477,943

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telefonica Emisones SAU
	5.984% 06/20/11	2,590,000	2,584,419
TELUS Corp.
	7.500% 06/01/07	3,625,000	3,676,948
Vodafone Group PLC
	5.750% 03/15/16	2,640,000	2,519,320
	Telecommunication Services Total		13,877,328
	COMMUNICATIONS TOTAL		30,735,078
CONSUMER CYCLICAL – 2.4%
Airlines – 0.1%
Continental Airlines, Inc.
	7.461% 04/01/15	787,779	768,085
		Airlines Total	768,085
Auto Manufacturers – 0.5%
DaimlerChrysler NA Holding Corp.
	4.050% 06/04/08	3,842,000	3,709,401
	Auto Manufacturers Total		3,709,401
Home Builders – 0.8%
Centex Corp.
	4.550% 11/01/10	3,190,000	2,971,870
	6.500% 05/01/16	2,620,000	2,544,316
D.R. Horton, Inc.
	5.625% 09/15/14	895,000	819,234
	Home Builders Total		6,335,420
Lodging – 0.3%
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	3,000,000	2,767,518
	Lodging Total		2,767,518
Retail – 0.7%
Costco Wholesale Corp.
	5.500% 03/15/07	4,000	3,995
Federated Department Stores, Inc.
	6.900% 04/01/29	1,475,000	1,468,191
Wal-Mart Stores, Inc.
	4.125% 02/15/11	3,210,000	3,018,100
	4.375% 07/12/07	40,000	39,531

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
	4.550% 05/01/13	850,000	793,131
		Retail Total	5,322,948
	CONSUMER CYCLICAL TOTAL		18,903,372
CONSUMER NON-CYCLICAL – 2.6%
Beverages – 0.5%
Coca-Cola Co.
	5.750% 03/15/11	3,000	3,005
Diageo Finance BV
	3.000% 12/15/06	2,439,000	2,408,491
SABMiller PLC
	6.200% 07/01/11(a)	1,510,000	1,513,589
	Beverages Total		3,925,085
Food – 0.8%
Fred Meyer, Inc.
	7.450% 03/01/08	2,444,000	2,500,020
Kraft Foods, Inc.
	6.250% 06/01/12	2,060,000	2,083,257
Kroger Co.
	6.750% 04/15/12	633,000	646,712
	7.500% 04/01/31	835,000	866,628
Tyson Foods, Inc.
	8.250% 10/01/11	540,000	571,393
		Food Total	6,668,010
Healthcare Services – 0.3%
Aetna, Inc.
	6.000% 06/15/16	2,095,000	2,062,809
	Healthcare Services Total		2,062,809
Household Products/Wares – 0.2%
Fortune Brands, Inc.
	2.875% 12/01/06	621,000	613,209
	5.375% 01/15/16	1,375,000	1,269,290
	Household Products/Wares Total		1,882,499
Pharmaceuticals – 0.8%
Abbott Laboratories
	5.625% 07/01/06	12,000	12,000
GlaxoSmithKline Capital PLC
	2.375% 04/16/07	2,112,000	2,060,840
Wyeth
	5.500% 02/01/14	1,550,000	1,500,725

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
	5.500% 02/15/16	3,000,000	2,862,303
	Pharmaceuticals Total		6,435,868
	CONSUMER NON-CYCLICAL TOTAL		20,974,271
ENERGY – 3.3%
Oil & Gas – 2.2%
Amerada Hess Corp.
	7.125% 03/15/33	730,000	756,235
	7.300% 08/15/31	915,000	966,280
Marathon Oil Corp.
	6.000% 07/01/12	4,420,000	4,442,313
Nexen, Inc.
	5.875% 03/10/35	1,845,000	1,618,294
Pemex Project Funding Master Trust
	7.875% 02/01/09	1,939,000	1,999,594
Qatar Petroleum
	5.579% 05/30/11(a)	1,380,000	1,368,569
Ras Laffan Liquefied Natural Gas Co., Ltd. II
	5.298% 09/30/20(a)	3,000,000	2,808,624
Valero Energy Corp.
	6.875% 04/15/12	3,192,000	3,309,173
	Oil & Gas Total		17,269,082
Pipelines – 1.1%
CenterPoint Energy Resources Corp.
	7.875% 04/01/13	1,219,000	1,326,485
Consolidated Natural Gas Co.
	5.375% 11/01/06	1,065,000	1,063,356
Duke Capital LLC
	4.370% 03/01/09	1,415,000	1,367,031
Kinder Morgan Finance Corp.
	5.350% 01/05/11	4,250,000	3,922,683
TEPPCO Partners LP
	7.625% 02/15/12	1,311,000	1,383,131
	Pipelines Total		9,062,686
	ENERGY TOTAL		26,331,768

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – 21.8%
Banks – 5.0%
Bank One Corp.
	6.000% 08/01/08	4,000,000	4,025,577
City National Corp.
	5.125% 02/15/13	597,000	574,834
HSBC Bank USA
	3.875% 09/15/09	5,825,000	5,534,425
	5.339% 12/14/06(b)	3,000,000	2,998,570
Korea Development Bank
	5.250% 11/16/06	5,000	4,987
Popular North America, Inc.
	6.125% 10/15/06	3,286,000	3,287,354
Regions Financial Corp.
	6.375% 05/15/12	1,223,000	1,255,362
Scotland International Finance
	4.250% 05/23/13(a)	1,700,000	1,551,385
SouthTrust Bank, Inc.
	4.750% 03/01/13	738,000	693,020
Union Planters Corp.
	4.375% 12/01/10	2,120,000	2,011,604
Wachovia Capital Trust III
	5.800% 08/29/49(b)	2,615,000	2,547,789
Wachovia Corp.
	3.500% 08/15/08	3,600,000	3,446,949
	4.375% 06/01/10	2,010,000	1,918,852
Wells Fargo & Co.
	4.875% 01/12/11	1,965,000	1,904,754
	5.429% 09/15/09(b)	8,200,000	8,216,657
		Banks Total	39,972,119
Diversified Financial Services – 13.1%
American Express Co.
	3.750% 11/20/07	1,000,000	975,639
	4.750% 06/17/09	907,000	886,924
American General Finance Corp.
	2.750% 06/15/08	1,022,000	966,839
	5.400% 12/01/15	5,190,000	4,922,485
Bear Stearns Companies, Inc.
	4.500% 10/28/10	1,829,000	1,746,436
Caterpillar Financial Services Corp.
	4.500% 09/01/08	3,705,000	3,613,996
	4.500% 06/15/09	582,000	564,017

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
CIT Group, Inc.
	7.375% 04/02/07	1,845,000	1,866,993
Citigroup, Inc.
	4.125% 02/22/10	1,900,000	1,806,306
	5.199% 05/02/08(b)	3,000,000	3,001,763
	5.300% 01/07/16	6,400,000	6,097,554
	6.000% 02/21/12	2,111,000	2,131,293
Countrywide Home Loans, Inc.
	4.125% 09/15/09	1,905,000	1,809,718
Credit Suisse First Boston USA, Inc.
	6.125% 11/15/11	1,597,000	1,623,161
Ford Motor Credit Co.
	7.375% 10/28/09	5,915,000	5,486,047
	7.375% 02/01/11	1,630,000	1,462,502
General Electric Capital Corp.
	3.750% 12/15/09	1,000,000	942,377
	4.375% 03/03/12	3,000,000	2,801,001
	5.449% 12/15/09(b)	2,565,000	2,570,636
	5.577% 06/22/09(b)	7,250,000	7,273,085
General Motors Acceptance Corp.
	6.150% 04/05/07	988,000	983,067
Goldman Sachs Group, Inc.
	4.125% 01/15/08	315,000	308,314
	5.350% 01/15/16	3,000,000	2,837,450
	6.600% 01/15/12	2,503,000	2,577,604
HSBC Finance Corp.
	5.450% 11/16/09(b)	1,650,000	1,657,491
	6.375% 11/27/12	3,072,000	3,143,866
International Lease Finance Corp.
	4.875% 09/01/10	3,200,000	3,093,717
John Deere Capital Corp.
	3.625% 05/25/07	2,074,000	2,038,001
JPMorgan Chase & Co.
	4.600% 01/17/11	2,900,000	2,777,108
	5.250% 05/30/07	3,382,000	3,378,362
	7.250% 06/01/07	3,836,000	3,890,147
Lehman Brothers Holdings, Inc.
	5.500% 04/04/16	985,000	944,150
	7.000% 02/01/08	3,802,000	3,876,380

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
MassMutual Global Funding II
	2.550% 07/15/08(a)	1,020,000	959,621
Merrill Lynch & Co.
	6.050% 05/16/16	1,210,000	1,206,479
Morgan Stanley
	5.300% 03/01/13	295,000	283,439
	5.348% 01/15/10(b)	5,000,000	5,025,061
	6.600% 04/01/12	1,050,000	1,081,321
National Rural Utilities Cooperative Finance Corp.
	3.250% 10/01/07	1,023,000	994,073
	5.750% 08/28/09	1,820,000	1,824,899
Principal Life Global Funding
	6.250% 02/15/12(a)	1,818,000	1,855,327
Prudential Funding LLC
	6.600% 05/15/08(a)	2,860,000	2,903,732
Residential Capital Corp.
	6.375% 06/30/10	3,000,000	2,953,639
	6.500% 04/17/13	520,000	509,132
Rio Tinto Finance USA Ltd.
	2.625% 09/30/08	769,000	720,095
	Diversified Financial Services Total		104,371,247
Insurance – 0.9%
Allstate Corp.
	6.125% 02/15/12	16,000	16,211
Hartford Financial Services Group, Inc.
	4.625% 07/15/13	1,120,000	1,035,874
ING Groep NV
	5.775% 12/29/49(b)	4,035,000	3,820,120
Marsh & McLennan Companies, Inc.
	3.625% 02/15/08	510,000	492,227
Metlife, Inc.
	5.375% 12/15/12	1,524,000	1,483,629
Unitrin, Inc.
	4.875% 11/01/10	398,000	376,748
	Insurance Total		7,224,809
Real Estate – 0.4%
EOP Operating LP
	7.000% 07/15/11	2,545,000	2,649,023
ERP Operating LP
	5.200% 04/01/13	356,000	340,783
	Real Estate Total		2,989,806

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts – 1.7%
Archstone-Smith Trust
	5.750% 03/15/16	3,200,000	3,098,549
Camden Property Trust
	5.375% 12/15/13	1,744,000	1,663,336
Health Care Property Investors, Inc.
	6.450% 06/25/12	612,000	619,395
	7.072% 06/08/15	795,000	820,026
iStar Financial, Inc.
	5.800% 03/15/11	3,000,000	2,959,779
Simon Property Group LP
	4.875% 08/15/10	1,750,000	1,689,977
	5.750% 12/01/15	3,250,000	3,151,586
	Real Estate Investment Trusts Total		14,002,648
Savings & Loans – 0.7%
Golden West Financial Corp.
	4.750% 10/01/12	1,283,000	1,210,309
Washington Mutual Bank
	5.125% 01/15/15	1,480,000	1,374,133
	6.750% 05/20/36	1,130,000	1,134,307
Washington Mutual, Inc.
	4.625% 04/01/14	2,008,000	1,804,524
	Savings & Loans Total		5,523,273
	FINANCIALS TOTAL		174,083,902
INDUSTRIALS – 1.0%
Aerospace & Defense – 0.2%
General Dynamics Corp.
	4.500% 08/15/10	252,000	241,901
Goodrich Corp.
	7.625% 12/15/12	483,000	524,710
Raytheon Co.
	5.375% 04/01/13	700,000	677,918
	7.200% 08/15/27	395,000	434,714
	Aerospace & Defense Total		1,879,243
Machinery-Construction & Mining – 0.0%
Caterpillar, Inc.
	6.550% 05/01/11	7,000	7,240
	Machinery-Construction & Mining Total		7,240

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – 0.8%
Burlington Northern Santa Fe Corp.
	4.875% 01/15/15	1,250,000	1,165,224
	6.750% 07/15/11	1,139,000	1,185,856
	7.950% 08/15/30	60,000	72,106
Union Pacific Corp.
	4.875% 01/15/15	825,000	767,478
	6.650% 01/15/11	3,130,000	3,233,979
	Transportation Total		6,424,643
	INDUSTRIALS TOTAL		8,311,126
TECHNOLOGY – 0.2%
Computers – 0.2%
International Business Machines Corp.
	3.800% 02/01/08	1,500,000	1,460,235
	Computers Total		1,460,235
	TECHNOLOGY TOTAL		1,460,235
UTILITIES – 4.6%
Electric – 4.2%
American Electric Power Co., Inc.
	5.375% 03/15/10	1,800,000	1,770,987
Appalachian Power Co.
	3.600% 05/15/08	780,000	750,459
Carolina Power & Light Co.
	5.125% 09/15/13	1,100,000	1,045,056
Commonwealth Edison Co.
	4.700% 04/15/15	1,250,000	1,134,036
Consolidated Edison Co. of New York
	7.150% 12/01/09	1,600,000	1,679,098
Dominion Resources, Inc.
	5.000% 03/15/13	571,000	534,521
	5.790% 09/28/07(b)	2,830,000	2,830,689
Duke Energy Corp.
	5.300% 10/01/15	2,400,000	2,298,609
Duquesne Light Co.
	6.700% 04/15/12	525,000	542,562
FirstEnergy Corp.
	6.450% 11/15/11	3,782,000	3,847,556
FPL Energy National Wind LLC
	5.608% 03/10/24(a)	950,380	899,460

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Hydro Quebec
	8.500% 12/01/29	125,000	166,349
Midamerican Energy Holdings Co.
	5.000% 02/15/14	1,483,000	1,384,912
	6.125% 04/01/36(a)	2,320,000	2,165,706
Ohio Edison Co.
	4.000% 05/01/08	348,000	336,578
Pacific Gas & Electric Co.
	4.200% 03/01/11	908,000	851,051
Pepco Holdings, Inc.
	5.500% 08/15/07	571,000	569,005
Progress Energy, Inc.
	6.050% 04/15/07	3,330,000	3,334,491
Public Service Electric & Gas Co.
	4.000% 11/01/08	629,000	605,719
Scottish Power PLC
	4.910% 03/15/10	3,000,000	2,900,222
TransAlta Corp.
	5.750% 12/15/13	589,000	568,661
TXU Energy Co. LLC
	7.000% 03/15/13	2,373,000	2,420,999
Virginia Electric & Power Co.
	5.375% 02/01/07	1,032,000	1,029,211
		Electric Total	33,665,937
Gas – 0.4%
Atmos Energy Corp.
	4.000% 10/15/09	3,000,000	2,828,548
		Gas Total	2,828,548
	UTILITIES TOTAL		36,494,485

	Total Corporate Fixed-Income Bonds & Notes (cost of $331,326,357)		322,188,790
Government & Agency Obligations – 22.9%
FOREIGN GOVERNMENT OBLIGATIONS – 1.6%
Hellenic Republic of Greece
	6.950% 03/04/08	1,073,000	1,096,064
Quebec Province
	6.125% 01/22/11	3,188,000	3,251,333

10

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Republic of Italy
	2.750% 12/15/06	1,163,000	1,151,031
Republic of South Africa
	6.500% 06/02/14	969,000	969,000
United Mexican States
	6.625% 03/03/15	6,345,000	6,440,175
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			12,907,603
U.S. GOVERNMENT AGENCIES – 12.8%
Federal Home Loan Bank
	3.875% 06/14/13	3,500,000	3,173,359
Federal Home Loan Mortgage Corp.
	3.600% 07/07/10	3,550,000	3,310,616
	4.000% 09/22/09	2,000,000	1,915,542
	4.750% 11/17/15	295,000	278,552
	5.000% 01/30/14	7,825,000	7,535,397
	5.250% 05/21/09	18,000,000	17,907,211
	6.000% 06/15/11	12,995,000	13,273,015
	6.000% 06/27/11	6,250,000	6,253,600
Federal National Mortgage Association
	2.500% 01/30/07	5,000,000	4,914,240
	3.250% 11/15/07	2,510,000	2,436,271
	3.250% 02/15/09	21,690,000	20,539,974
	4.125% 04/15/14	2,640,000	2,412,147
	4.300% 06/30/08	10,000,000	9,781,990
	6.000% 05/15/11	880,000	898,967
	6.000% 04/18/36	5,000,000	4,936,830
Small Business Administration
	6.000% 09/01/18	2,560,420	2,581,098
	U.S. GOVERNMENT AGENCIES TOTAL		102,148,809
U.S. GOVERNMENT OBLIGATIONS – 8.5%
U.S. Treasury Bonds
	5.375% 02/15/31	575,000	584,928
U.S. Treasury Notes
	4.250% 08/15/13	2,580,000	2,447,775
	4.500% 02/15/09	12,623,000	12,423,304
	4.875% 04/30/08(c)	19,692,000	19,585,073
	4.875% 04/30/11(c)	32,660,000	32,327,031

11

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT OBLIGATIONS – (continued)
U.S. GOVERNMENT OBLIGATIONS TOTAL			67,368,111

	Total Government & Agency Obligations (cost of $184,762,776)		182,424,523
Asset-Backed Securities – 11.5%
AmeriCredit Automobile Receivables Trust
	3.930% 10/06/11	3,500,000	3,376,715
	4.730% 07/06/10	2,500,000	2,452,222
Bay View Auto Trust
	5.310% 06/25/14	2,550,000	2,505,431
Bombardier Capital Mortgage Securitization Corp.
	6.230% 04/15/28	4,106	4,080
Carmax Auto Owner Trust
	5.370% 06/15/12	2,125,000	2,097,627
Chase Manhattan Auto Owner Trust
	2.830% 09/15/10	1,725,000	1,671,629
CitiFinancial Mortgage Securities, Inc.
	(d) 04/25/34 (2.645% 08/25/06)	2,500,000	2,408,240
Credit-Based Asset Servicing and Securitization
	(d) 11/25/35 (5.545% 08/25/06)	2,950,000	2,827,945
First Plus Home Loan Trust
	(d) 05/10/24 (7.720% 08/10/06)	37,086	37,092
Ford Credit Auto Owner Trust
	4.080% 06/15/10	3,500,000	3,383,490
GE Equipment Small Ticket LLC
	4.620% 12/22/14(a)	1,753,103	1,707,960
	5.120% 06/22/15(a)	5,000,000	4,971,050
Green Tree Financial Corp.
	8.250% 07/15/27	781,578	816,357
GS Auto Loan Trust
	4.980% 11/15/13	3,792,000	3,749,092
GSAA Trust
	4.316% 11/25/34(b)	2,000,000	1,944,710
Hyundai Auto Receivables Trust
	4.200% 02/15/12	2,650,000	2,568,923

12

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
JPMorgan Mortgage Acquisition Corp.
	(d) 10/25/35 (5.627% 08/25/06)	3,651,000	3,561,902
Long Beach Auto Receivables Trust
	4.522% 06/15/12	3,000,000	2,939,905
Memory Lane Advance Receivables Backed Notes
	5.027% 10/24/14(a)	5,000,000	4,895,300
Renaissance Home Equity Loan Trust
	(d) 02/25/36 (5.565% 08/25/06)	3,250,000	3,217,214
Residential Asset Mortgage Products, Inc.
	2.870% 08/25/30(b)	729,219	724,119
	3.981% 04/25/29	1,100,000	1,071,711
	(d) 10/25/34 (5.670% 08/25/06)	2,000,000	1,883,136
Residential Funding Mortgage Securities II, Inc.
	(d) 09/25/35 (5.110% 08/25/06)	2,500,000	2,405,937
Small Business Administration
	4.340% 03/01/24	8,909,973	8,139,575
	4.500% 03/01/23	2,342,159	2,177,206
	4.890% 09/01/22	3,267,785	3,120,450
	5.180% 05/01/24	3,524,138	3,400,989
	5.240% 08/01/23	3,632,746	3,530,682
	5.310% 08/01/22	3,828,582	3,746,386
	5.660% 07/01/22	3,282,817	3,272,511
UPFC Auto Receivables Trust
	5.490% 05/15/12	3,245,000	3,227,866
WFS Financial Owner Trust
	4.620% 11/19/12	3,500,000	3,412,873

	Total Asset-Backed Securities (cost of $94,168,225)		91,250,325
Mortgage-Backed Securities – 9.6%
Federal Home Loan Mortgage Corp.
	5.000% 12/01/13	1,602,844	1,545,285
	5.500% 02/01/18	1,394,465	1,369,949
	5.500% 03/01/18	113,034	111,047
	5.500% 03/01/33	91,272	88,053
	6.500% 04/01/32	453,431	457,694
	7.000% 12/01/10	69,438	70,603
	7.500% 10/01/29	133,978	138,955
	TBA,
	4.500% 07/18/21(e)	8,612,000	8,127,575

13

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
Federal National Mortgage Association
	5.240% 09/01/12	2,461,934	2,401,904
	5.449% 08/01/36(b)	171,179	174,420
	6.000% 12/01/31	1,048,805	1,045,431
	6.000% 04/01/35	2,998,590	2,960,545
	6.500% 05/01/11	107,420	108,691
	6.500% 06/01/13	97,856	99,200
	6.500% 08/01/31	449,540	453,640
	6.500% 09/01/31	239,618	241,803
	6.565% 12/01/07	825,550	828,575
	6.600% 11/01/07	740,855	743,330
	7.500% 10/01/15	57,372	59,695
	7.785% 02/01/19	2,775,876	2,933,045
	8.000% 07/01/07	4,484	4,522
	8.000% 12/01/09	53	53
	8.000% 12/01/29	382,880	404,514
	8.000% 02/01/30	21,298	22,477
	8.000% 03/01/30	13,948	14,720
	8.000% 04/01/30	8,083	8,530
	8.000% 05/01/30	16,292	17,194
	10.000% 10/01/20	172,999	190,052
	10.000% 12/01/20	240,023	263,585
	TBA:
	5.000% 07/18/21(e)	13,120,000	12,632,093
	5.000% 07/13/36(e)	11,856,000	11,081,661
	5.500% 07/18/21(e)	4,140,000	4,062,375
	5.500% 07/13/36(e)	13,725,000	13,180,282
	6.000% 07/18/21(e)	1,320,000	1,324,538
	6.500% 07/13/36(e)	5,650,000	5,678,250
Government National Mortgage Association
	4.375% 04/20/22(b)	381,767	381,537
	4.750% 07/20/21(b)	93,572	93,759
	5.500% 12/15/13	9,067	8,961
	5.500% 01/15/14	55,693	55,056
	5.500% 02/15/14	108,735	107,493
	5.500% 03/15/14	236,158	233,460
	5.500% 04/15/14	217,358	214,874
	5.500% 05/15/14	222,840	220,294
	5.500% 06/15/14	237,698	234,982
	6.500% 06/15/11	36,400	36,899
	6.500% 08/15/12	15,027	15,266
	6.500% 06/15/13	1,083	1,101

14

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	6.500% 07/15/13	26,087	26,535
	6.500% 09/15/13	136,803	139,153
	6.500% 10/15/13	290,926	295,925
	6.500% 11/15/13	4,325	4,400
	7.000% 05/15/12	102,905	105,815
	7.000% 09/15/13	52,075	53,701
	7.000% 10/15/23	48,240	49,753
	7.000% 12/15/28	282,250	291,202
	7.500% 02/15/27	15,097	15,817
	7.500% 09/15/29	560,814	586,536
	9.000% 11/15/17	78,775	84,185
	9.500% 09/15/16	8,943	9,689
	9.500% 08/15/20	2,057	2,252
	9.500% 12/15/20	2,784	3,048
	10.000% 05/15/16	3,830	4,178
	10.000% 07/15/17	17,431	19,011
	10.000% 08/15/17	14,092	15,370
	10.000% 08/15/18	673	734
	11.500% 06/15/13	30,804	33,709

	Total Mortgage-Backed Securities (cost of $76,723,305)		76,188,981
Collateralized Mortgage Obligations – 7.9%
AGENCY – 3.9%
Federal Home Loan Mortgage Corp.
	4.000% 05/15/14	5,000,000	4,860,001
	5.000% 08/15/16	1,947,636	1,923,148
	I.O.:
	5.500% 01/15/23(f)	1,426,036	52,705
	5.500% 05/15/27(f)	1,738,641	143,225
Federal National Mortgage Association
	4.717% 08/25/12	5,000,000	4,753,249
	5.000% 07/25/16	1,658,135	1,634,354
	5.500% 08/25/17	2,818,360	2,769,480
	5.500% 09/25/35	3,691,215	3,620,894
	6.000% 04/25/17	2,624,000	2,640,423
Government National Mortgage Association
	4.374% 04/16/33	3,000,000	2,867,191
	4.486% 10/16/25	1,500,000	1,437,479
	4.763% 01/16/25	4,550,000	4,479,341
Vendee Mortgage Trust
	I.O.:
	0.304% 03/15/29(b)(f)	11,567,211	78,788

15

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
AGENCY – (continued)
	0.443% 09/15/27(b)(f)	9,005,919	94,811
	AGENCY TOTAL		31,355,089
NON - AGENCY – 4.0%
Chaseflex Trust
	5.500% 02/25/35	2,239,078	2,185,009
Citigroup Mortgage Loan Trust, Inc.
	(d) 08/25/35 (5.517% 08/25/06)	2,800,000	2,688,341
	(d) 08/25/35 (5.666% 08/25/06)	1,885,000	1,806,768
Countrywide Alternative Loan Trust
	5.500% 09/25/35	4,805,931	4,483,619
First Horizon Alternative Mortgage Securities
	6.000% 01/25/35	3,259,815	3,214,268
GMAC Mortgage Corp. Loan Trust
	5.659% 04/19/36(b)	2,917,801	2,835,815
JPMorgan Mortgage Trust
	4.974% 07/25/34(b)	1,574,012	1,517,072
	5.003% 10/25/35(b)	3,500,000	3,380,053
Residential Accredit Loans, Inc.
	5.500% 02/25/35	5,038,462	4,940,016
Rural Housing Trust
	6.330% 04/01/26	276,874	274,427
Suntrust Alternative Loan Trust
	6.066% 12/25/35(b)	1,995,340	1,907,707
Washington Mutual, Inc.
	4.676% 04/25/35(b)	2,500,000	2,415,839
	NON - AGENCY TOTAL		31,648,934

	Total Collateralized Mortgage Obligations (cost of $65,427,261)		63,004,023
Commercial Mortgage-Backed Securities – 6.6%
Citigroup Commercial Mortgage Trust
	4.733% 10/15/41	3,765,000	3,482,331
Greenwich Capital Commercial Funding Corp.
	5.479% 04/10/37(b)	3,000,000	2,851,173
	6.110% 06/10/16(b)(e)	6,445,000	6,437,447

16

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.134% 10/15/37	3,078,154	2,910,179
	4.780% 07/15/42	3,000,000	2,750,508
	4.878% 01/15/42	2,000,000	1,861,328
	5.313% 08/15/42(a)(b)	2,500,000	2,260,645
	5.855% 06/12/43(b)	4,570,000	4,539,472
LB-UBS Commercial Mortgage Trust
	5.124% 11/15/32(b)	2,315,000	2,210,374
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.870% 12/15/30(b)(f)	10,663,373	257,424
Merrill Lynch/Countrywide Commercial Mortgage Trust
	I.O.,
	5.719% 02/12/39(b)(f)	5,905,000	5,785,288
Morgan Stanley Capital I
	4.970% 12/15/41	7,949,000	7,492,863
	5.779% 10/15/42(b)	5,595,000	5,547,436
Wachovia Bank Commercial Mortgage Trust
	5.962% 06/15/45(b)	4,190,000	4,218,827

		Total Commercial Mortgage-Backed Securities (cost of $54,790,258)	52,605,295
Short-Term Obligations – 8.1%
REPURCHASE AGREEMENT – 0.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 5.100%, collateralized by a U.S. Government Agency Obligation maturing 09/02/08, market value of $138,094 (repurchase proceeds $131,056)	131,000	131,000
REPURCHASE AGREEMENT TOTAL			131,000
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 8.1%
Federal National Mortgage Association
	4.970% 07/13/06(g)	31,231,000	31,179,261
	5.040% 07/12/06(g)	6,445,000	6,435,075
	5.080% 07/18/06(g)	27,192,000	27,126,769
U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL			64,741,105

	Total Short-Term Obligations (cost of $64,872,105)		64,872,105

17

Total Investments – 107.0% (cost of $872,070,287)(h)(i)	852,534,042

Other Assets & Liabilities, Net – (7.0)%	(55,488,247)

Net Assets – 100.0%	797,045,795

Notes to Investment Portfolio:

*		Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities, which are not illiquid, amounted to $31,039,852, which represents 3.9% of net assets.

	(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2006.
	(c)	The security or a portion of the security is pledged as collateral for open futures contracts. At June 30, 2006, the total market value of securities pledged amounted to $188,254.

18

(d)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)	Security, or a portion thereof, purchased on a delayed delivery basis.

(f)	Accrued interest accumulates in the value of this security and is payable at redemption.

(g)	The rate shown represents the annualized yield at the date of purchase.

(h)	Cost for federal income tax purposes is $872,067,653.

(i)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$1,310,809	$(20,844,420)	$(19,533,611)

At June 30, 2006, the Fund held the following open short futures contract:

			Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
U.S. Treasury Bonds	150	$15,998,437	$16,241,700	Sept-2006	$243,263

Acronym	Name
I.O.	Interest Only
TBA	To Be Announced

19

INVESTMENT PORTFOLIO
June 30, 2006 (Unaudited)	Columbia High Income Master Portfolio

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 87.5%
BASIC MATERIALS – 8.2%
Chemicals – 3.5%
Agricultural Chemicals – 1.1%
IMC Global, Inc.
	10.875% 08/01/13	910,000	1,019,200
Terra Capital, Inc.
	12.875% 10/15/08	8,140,000	9,228,725
			10,247,925
Chemicals-Diversified – 1.4%
EquiStar Chemicals LP
	10.125% 09/01/08	765,000	808,988
	10.625% 05/01/11	4,635,000	4,982,625
Lyondell Chemical Co.
	9.500% 12/15/08	2,424,000	2,490,660
	10.500% 06/01/13	1,830,000	2,017,575
NOVA Chemicals Corp.
	8.405% 11/15/13(a)	2,040,000	2,040,000
			12,339,848
Chemicals-Specialty – 1.0%
Chemtura Corp.
	9.875% 08/01/12	2,710,000	3,044,495
EquiStar Chemicals LP
	7.550% 02/15/26	2,925,000	2,778,750
Millennium America, Inc.
	7.625% 11/15/26	3,525,000	3,013,875
			8,837,120
Chemicals Total			31,424,893
Forest Products & Paper – 2.8%
Forestry – 0.3%
Tembec Industries, Inc.
	7.750% 03/15/12	1,815,000	925,650
	8.500% 02/01/11	353,000	185,325
	8.625% 06/30/09	2,165,000	1,169,100
			2,280,075
Paper & Related Products – 2.5%
Abitibi-Consolidated, Inc.
	8.850% 08/01/30	1,645,000	1,410,588
Bowater Canada Finance
	7.950% 11/15/11	935,000	889,419
Bowater, Inc.
	9.375% 12/15/21	3,005,000	2,937,387

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
Paper & Related Products – (continued)
	9.500% 10/15/12	105,000	106,575
Georgia-Pacific Corp.
	7.750% 11/15/29	2,930,000	2,717,575
	8.000% 01/15/24	4,035,000	3,833,250
	8.875% 05/15/31	7,610,000	7,629,025
P.H. Glatfelter
	7.125% 05/01/16(b)	3,190,000	3,177,629
Pope and Talbot, Inc.
	8.375% 06/01/13	145,000	114,731
			22,816,179
Forest Products & Paper Total			25,096,254
Iron/Steel – 1.9%
Steel-Producers – 0.4%
United States Steel LLC
	10.750% 08/01/08	3,200,000	3,440,000
			3,440,000
Steel-Specialty – 1.5%
Allegheny Ludlum Corp.
	6.950% 12/15/25	3,850,000	3,917,375
Allegheny Technologies, Inc.
	8.375% 12/15/11	5,490,000	5,689,012
UCAR Finance, Inc.
	10.250% 02/15/12	4,005,000	4,235,288
			13,841,675
Iron/Steel Total			17,281,675
BASIC MATERIALS TOTAL			73,802,822
COMMUNICATIONS – 15.9%
Internet – 0.1%
Web Hosting/Design – 0.1%
Globix Corp.
	PIK,
	11.000% 05/01/08(b)(c)	527,959	512,120
			512,120
Internet Total			512,120

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – 5.2%
Cable TV – 0.7%
Shaw Communications, Inc.
	7.500% 11/20/13	6,060,000	5,660,234
			5,660,234
Multimedia – 1.3%
CanWest Media, Inc.
	8.000% 09/15/12	5,065,833	5,040,504
Quebecor Media, Inc.
	7.750% 03/15/16(b)	6,885,000	6,859,181
			11,899,685
Publishing-Books – 1.1%
Houghton Mifflin Co.
	7.200% 03/15/11	4,490,000	4,546,125
Morris Publishing Group LLC
	7.000% 08/01/13	5,605,000	5,324,750
			9,870,875
Publishing-Newspapers – 0.6%
Medianews Group, Inc.
	6.875% 10/01/13	1,780,000	1,630,925
Sun Media Corp.
	7.625% 02/15/13	3,800,000	3,819,000
			5,449,925
Publishing-Periodicals – 0.4%
Dex Media East LLC
	12.125% 11/15/12	516,000	578,565
Ziff Davis Media, Inc.
	11.149% 05/01/12(a)	3,090,000	2,912,325
			3,490,890
Television – 1.1%
ION Media Networks, Inc.
	8.318% 01/15/12(a)(b)	5,235,000	5,274,263
	11.318% 01/15/13(a)(b)	4,715,000	4,715,000
			9,989,263
Media Total			46,360,872
Telecommunication Services – 10.6%
Cellular Telecommunications – 2.1%
Centennial Cellular Operating Co./Centennial Communications Corp.
	10.125% 06/15/13	1,935,000	2,046,263
Dobson Cellular Systems, Inc.
	8.375% 11/01/11(b)	1,970,000	2,029,100

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Cellular Telecommunications – (continued)
	8.375% 11/01/11	980,000	1,009,400
	9.875% 11/01/12	1,725,000	1,813,406
Millicom International Cellular SA
	10.000% 12/01/13	6,445,000	7,105,612
Rogers Cantel, Inc.
	9.750% 06/01/16	1,735,000	2,008,263
Triton PCS, Inc.
	8.500% 06/01/13	3,215,000	2,957,800
			18,969,844
Satellite Telecommunications – 1.9%
Inmarsat Finance II PLC
	(d) 11/15/12 (10.375% 11/15/08)	5,755,000	4,891,750
Intelsat Bermuda, Ltd.
	8.250% 01/15/13	4,615,000	4,580,388
	11.250% 06/15/16(b)	1,675,000	1,716,875
Intelsat Subsidiary Holding Co., Ltd.
	9.614% 01/15/12(a)	2,230,000	2,257,875
Loral Cyberstar, Inc.
	10.000% 07/15/06(e)(f)	1,164,000	—
PanAmSat Corp.
	9.000% 08/15/14	1,298,000	1,323,960
	9.000% 06/15/16(b)	2,380,000	2,391,900
			17,162,748
Telecommunication Equipment – 1.7%
Lucent Technologies, Inc.
	5.500% 11/15/08	4,350,000	4,219,500
	6.450% 03/15/29	8,410,000	7,148,500
	6.500% 01/15/28	805,000	674,188
Nortel Networks Ltd.
	10.750% 07/15/16(b)	3,515,000	3,594,087
			15,636,275
Telecommunication Services – 2.2%
Colo.Com, Inc.
	13.875% 03/15/10(b)(e)(f)(g)	944,357	—
GCI, Inc.
	7.250% 02/15/14	3,225,000	3,120,188

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telecommunication Services – (continued)
Mobifon Holdings BV
	12.500% 07/31/10	3,250,000	3,648,125
Telcordia Technologies
	10.000% 03/15/13(b)	2,445,000	2,066,025
US West Communications
	8.875% 06/01/31	10,005,000	10,430,212
			19,264,550
Telephone-Integrated – 2.7%
Qwest Capital Funding, Inc.
	7.750% 08/15/06	1,010,000	1,004,950
Qwest Communications International, Inc.
	7.250% 02/15/11	7,135,000	6,938,787
	7.500% 11/01/08	4,435,000	4,324,125
Qwest Corp.
	5.625% 11/15/08	165,000	161,700
	6.950% 06/30/10(h)	6,500,000	6,500,000
	7.125% 11/15/43	2,950,000	2,603,375
	7.250% 09/15/25	1,410,000	1,321,875
	8.875% 03/15/12	1,130,000	1,200,625
			24,055,437
Telecommunication Services Total			95,088,854
COMMUNICATIONS TOTAL			141,961,846
CONSUMER CYCLICAL – 11.4%
Airlines – 1.8%
Airlines – 1.8%
American Airlines, Inc.
	7.377% 05/23/19	680,483	622,642
Delta Air Lines, Inc.
	8.300% 12/15/29(g)	13,869,000	4,022,010
	9.250% 03/15/22(g)	715,000	200,200
	9.750% 05/15/21(g)	2,335,000	671,313
	10.000% 08/15/08(g)	1,945,000	505,700
	10.375% 02/01/11(g)	4,295,000	1,084,488
	10.375% 12/15/22(g)	2,990,000	837,200
Northwest Airlines, Inc.
	7.875% 03/15/08(g)	1,035,000	514,913
	8.700% 03/15/07(g)	260,000	127,400
	8.970% 01/02/15(g)	250,553	220,486
	9.875% 03/15/07(g)	6,335,000	3,183,337

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Airlines – (continued)
Airlines – (continued)
	10.000% 02/01/09(g)	9,205,000	4,441,412
			16,431,101
Airlines Total			16,431,101
Auto Parts & Equipment – 2.8%
Auto/Truck Parts & Equipment-Original – 0.6%
Collins & Aikman Products Co.
	10.750% 12/31/11(g)	1,535,000	475,850
	12.875% 08/15/12(b)(g)	6,910,000	449,150
Tenneco Automotive, Inc.
	8.625% 11/15/14	2,745,000	2,745,000
	10.250% 07/15/13	1,970,000	2,159,613
			5,829,613
Rubber-Tires – 2.2%
Goodyear Tire & Rubber Co.
	6.375% 03/15/08	982,000	942,720
	6.625% 12/01/06	1,905,000	1,900,237
	7.954% 04/30/10(a)(h)	5,000,000	5,015,650
	11.250% 03/01/11	10,570,000	11,627,000
			19,485,607
Auto Parts & Equipment Total			25,315,220
Entertainment – 0.5%
Gambling (Non-Hotel) – 0.3%
Isle of Capri Casinos, Inc.
	9.000% 03/15/12	845,000	887,250
Jacobs Entertainment, Inc.
	9.750% 06/15/14(b)	1,575,000	1,578,937
			2,466,187
Motion Pictures & Services – 0.0%
United Artists Theatre Circuit, Inc.
	9.300% 07/01/15(e)(i)	328,022	321,462
			321,462
Music – 0.2%
Warner Music Group
	7.375% 04/15/14	1,485,000	1,436,738
			1,436,738
Entertainment Total			4,224,387

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – 2.7%
Casino Hotels – 2.1%
Caesars Entertainment, Inc.
	9.375% 02/15/07	310,000	315,425
Chukchansi Economic Development Authority
	8.000% 11/15/13(b)	1,475,000	1,486,062
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(b)	3,625,000	3,756,406
Mandalay Resort Group
	9.500% 08/01/08	2,825,000	2,990,969
	10.250% 08/01/07	540,000	559,575
MGM Mirage
	8.375% 02/01/11	4,188,000	4,334,580
	9.750% 06/01/07	2,245,000	2,309,544
MTR Gaming Group, Inc.
	9.000% 06/01/12(b)	2,365,000	2,376,825
Trump Entertainment Resorts, Inc.
	8.500% 06/01/15	774,835	745,779
			18,875,165
Hotels & Motels – 0.6%
Gaylord Entertainment Co.
	8.000% 11/15/13	1,460,000	1,460,000
ITT Corp.
	7.375% 11/15/15	3,455,000	3,489,550
			4,949,550
Lodging Total			23,824,715
Retail – 2.5%
Multilevel Direct Selling – 0.4%
Jafra Cosmetics International, Inc./Distribuidora Comerical Jaffra SA de CV
	10.750% 05/15/11	2,952,000	3,188,160
			3,188,160
Retail-Miscellaneous/Diversified – 0.2%
Harry & David Holdings, Inc.
	9.000% 03/01/13	2,095,000	1,895,975
		1,895,975
Retail-Propane Distributors – 0.8%
Star Gas Partners LP/Star Gas Finance Co.
	10.250% 02/15/13	6,595,000	6,792,850
			6,792,850

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Retail-Toy Store – 1.1%
Toys R Us, Inc.
	7.625% 08/01/11	5,445,000	4,451,288
	8.750% 09/01/21	6,210,000	5,783,062
			10,234,350
Retail Total			22,111,335
Textiles – 1.1%
Textile-Apparel – 0.4%
Unifi, Inc.
	11.500% 05/15/14(b)	3,865,000	3,739,387
			3,739,387
Textile-Products – 0.7%
INVISTA
	9.250% 05/01/12(b)	5,740,000	5,955,250
			5,955,250
Textiles Total			9,694,637
CONSUMER CYCLICAL TOTAL			101,601,395
CONSUMER NON-CYCLICAL – 10.2%
Agriculture – 1.0%
Tobacco – 1.0%
Reynolds American, Inc.
	7.625% 06/01/16(b)	6,340,000	6,189,425
	7.750% 06/01/18(b)	3,225,000	3,132,281
			9,321,706
Agriculture Total			9,321,706
Commercial Services – 3.4%
Commercial Services – 0.9%
Jostens Corp.
		Series C,
	7.068% 10/04/11(h)	1,877,011	1,882,493
Language Line Holdings, Inc.
	11.125% 06/15/12	3,895,000	3,831,706
Vertrue, Inc.
	9.250% 04/01/14	2,380,000	2,403,800
			8,117,999
Commercial Services-Finance – 0.5%
Cardtronics, Inc.
	9.250% 08/15/13(b)	305,000	299,662

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Commercial Services-Finance – (continued)
Dollar Financial Group, Inc.
	9.750% 11/15/11	3,860,000	4,159,150
		4,458,812
Diversified Operations/Commercial Services – 0.4%
Chemed Corp.
	8.750% 02/24/11	3,565,000	3,743,250
			3,743,250
Marine Services – 0.2%
Great Lakes Dredge & Dock Corp.
	7.750% 12/15/13	1,760,000	1,619,200
			1,619,200
Printing-Commercial – 0.9%
American Color Graphics, Inc.
	10.000% 06/15/10	2,195,000	1,536,500
Phoenix Color Corp.
	11.000% 02/01/09	3,391,000	3,204,495
Vertis, Inc.
	9.750% 04/01/09	3,240,000	3,296,700
			8,037,695
Protection-Safety – 0.5%
Protection One Alarm Monitoring
	8.125% 01/15/09	4,690,000	4,467,225
			4,467,225
Commercial Services Total			30,444,181
Food – 2.6%
Food-Meat Products – 0.8%
Swift & Co.
	10.125% 10/01/09	4,605,000	4,674,075
	12.500% 01/01/10	2,705,000	2,691,475
			7,365,550
Food-Miscellaneous/Diversified – 1.8%
Chiquita Brands International, Inc.
	7.500% 11/01/14	2,285,000	1,925,113
	8.875% 12/01/15	2,360,000	2,094,500
Dean Foods Company
	8.150% 08/01/07	7,900,000	8,018,500

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
Food-Miscellaneous/Diversified – (continued)
Pinnacle Foods Holding Corp.
	8.250% 12/01/13	3,490,000	3,420,200
			15,458,313
Food Total			22,823,863
Healthcare Services – 2.1%
Medical Products – 0.6%
Fisher Scientific International, Inc.
	6.125% 07/01/15	2,105,000	2,031,325
Hanger Orthopedic Group, Inc.
	10.250% 06/01/14(b)	3,560,000	3,533,300
			5,564,625
Medical-Hospitals – 0.7%
HCA, Inc.
	7.500% 11/15/95	2,285,000	1,908,310
	7.750% 07/15/36	90,000	82,263
	8.360% 04/15/24	4,075,000	4,055,745
			6,046,318
Medical-Nursing Homes – 0.1%
Skilled Healthcare Group
	11.000% 01/15/14(b)	1,400,000	1,484,000
			1,484,000
Physician Practice Management – 0.7%
Ameripath, Inc.
	10.500% 04/01/13	5,780,000	6,054,550
			6,054,550
Healthcare Services Total			19,149,493
Household Products/Wares – 0.8%
Consumer Products-Miscellaneous – 0.5%
Spectrum Brands, Inc.
	7.375% 02/01/15	1,010,000	818,100
	8.500% 10/01/13	4,115,000	3,518,325
			4,336,425
Office Supplies & Forms – 0.3%
ACCO Brands Corp.
	7.625% 08/15/15	3,175,000	2,948,781
			2,948,781
Household Products/Wares Total			7,285,206

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – 0.3%
Medical-Drugs – 0.3%
Warner Chilcott Corp.
	Series B,
	7.740% 01/18/12(a)(h)	1,347,716	1,351,813
	Series C,
	7.860% 01/18/11(a)(h)	543,064	544,715
	Series D,
	7.860% 01/18/12(a)(h)	250,880	251,643
Warner Chilcott Dovobet Delay
	7.630% 01/01/12(a)(h)	55,067	55,205
Warner Chilcott Dovonex Delayed Draw
	7.569% 01/21/12(a)(h)	275,335	276,023
			2,479,399
Pharmaceuticals Total			2,479,399
CONSUMER NON-CYCLICAL TOTAL			91,503,848
DIVERSIFIED – 0.4%
Holding Companies-Diversified – 0.4%
Special Purpose Acquisitions – 0.4%
ESI Tractebel Acquisition Corp.
	7.990% 12/30/11	3,288,000	3,378,420
			3,378,420
Holding Companies-Diversified Total			3,378,420
DIVERSIFIED TOTAL			3,378,420
ENERGY – 10.8%
Energy-Alternate Sources – 0.0%
Energy-Alternate Sources – 0.0%
Salton SEA Funding
	8.300% 05/30/11	2,717	2,839
			2,839
Energy-Alternate Sources Total			2,839
Oil & Gas – 7.0%
Oil & Gas Drilling – 1.0%
Parker Drilling Co.
	9.625% 10/01/13	5,885,000	6,385,225
Pride International, Inc.
	7.375% 07/15/14	2,485,000	2,497,425
			8,882,650
Oil Companies-Exploration & Production – 6.0%
Belden & Blake Corp.
	8.750% 07/15/12	580,000	587,250

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Oil Companies-Exploration & Production – (continued)
Chaparral Energy, Inc.
	8.500% 12/01/15(b)	2,260,000	2,243,050
Chesapeake Energy Corp.
	6.875% 11/15/20	1,885,000	1,743,625
El Paso Production Holding Co.
	7.750% 06/01/13	11,830,000	11,948,300
Forest Oil Corp.
	8.000% 12/15/11	3,350,000	3,421,188
Hilcorp Energy LP/Hilcorp Finance Co.
	9.000% 06/01/16(b)	1,760,000	1,773,200
	10.500% 09/01/10(b)	195,000	209,625
Mariner Energy, Inc.
	7.500% 04/15/13(b)	2,930,000	2,790,825
Mission Resources Corp.
	9.875% 04/01/11	4,028,000	4,511,360
Newfield Exploration Co.
	7.625% 03/01/11	390,000	398,775
PetroHawk Energy Corp.
	9.125% 07/15/13(b)(j)	3,025,000	2,998,531
Petroquest Energy, Inc.
	10.375% 05/15/12	865,000	899,600
Plains Exploration & Production Co.
	8.750% 07/01/12	1,960,000	2,043,300
Pogo Producing Co.
	6.875% 10/01/17	3,040,000	2,789,200
Stone Energy Corp.
	6.750% 12/15/14	1,735,000	1,741,506
	8.250% 12/15/11	1,280,000	1,318,400
Venoco, Inc.
	8.750% 12/15/11	2,440,000	2,366,800
Vintage Petroleum, Inc.
	8.250% 05/01/12	4,435,000	4,684,469
Whiting Petroleum Corp.
	7.000% 02/01/14	5,620,000	5,339,000
			53,808,004
Oil & Gas Total			62,690,654

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas Services – 0.2%
Oil-Field Services – 0.2%
Allis-Chalmers Energy, Inc.
	9.000% 01/15/14(b)	1,735,000	1,743,675
			1,743,675
Oil & Gas Services Total			1,743,675
Pipelines – 3.6%
Pipelines – 3.6%
ANR Pipeline Co.
	8.875% 03/15/10	635,000	666,750
	9.625% 11/01/21	6,425,000	7,436,937
El Paso Corp.
	6.950% 12/15/07	1,280,000	1,280,000
	7.000% 05/15/11	2,025,000	1,989,563
	7.800% 08/01/31	1,600,000	1,556,000
El Paso Natural Gas Co.
	7.500% 11/15/26	310,000	302,250
	7.625% 08/01/10	5,240,000	5,338,250
	8.375% 06/15/32	1,860,000	1,980,900
	8.625% 01/15/22	1,880,000	2,030,400
MarkWest Energy Partners LP
	8.500% 07/15/16(b)	1,050,000	1,032,675
Pacific Energy Partners LP/Pacific Energy Finance Corp.
	7.125% 06/15/14	1,385,000	1,398,850
Southern Natural Gas Co.
	7.350% 02/15/31	1,315,000	1,244,319
	8.000% 03/01/32	4,040,000	4,141,000
	8.875% 03/15/10	1,464,000	1,540,860
		31,938,754
Pipelines Total			31,938,754
ENERGY TOTAL			96,375,922
FINANCIALS – 11.5%
Banks – 0.4%
Commercial Banks-Western US – 0.4%
Fremont General Corp.
	7.875% 03/17/09	3,965,000	3,900,569
			3,900,569
Banks Total			3,900,569

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 6.0%
Finance-Auto Loans – 2.9%
General Motors Acceptance Corp.
	6.750% 12/01/14	5,145,000	4,786,564
	6.875% 09/15/11	5,615,000	5,387,971
	8.000% 11/01/31	16,165,000	15,518,400
			25,692,935
Finance-Investment Banker/Broker – 0.9%
LaBranche & Co., Inc.
	9.500% 05/15/09	3,440,000	3,655,000
	11.000% 05/15/12	3,910,000	4,281,450
			7,936,450
Finance-Other Services – 0.8%
AMR Real Estate
	8.125% 06/01/12	7,185,000	7,185,000
			7,185,000
Special Purpose Entity – 1.4%
Cedar Brakes LLC
	8.500% 02/15/14(b)	2,115,508	2,258,305
	9.875% 09/01/13(b)	4,932,116	5,462,318
Rainbow National Services LLC
	10.375% 09/01/14(b)	2,910,000	3,222,825
Vanguard Health Holding Co. LLC
	(d) 10/01/15 (11.250% 10/01/09)	2,020,000	1,414,000
	9.000% 10/01/14	455,000	453,862
			12,811,310
Diversified Financial Services Total			53,625,695
Insurance – 1.5%
Insurance Brokers – 0.1%
Lindsey Morden Group, Inc.
	7.000% 06/16/08	650,000	535,698
			535,698
Life/Health Insurance – 0.7%
Crum & Forster Holdings Corp.
	10.375% 06/15/13	6,005,000	6,155,125
			6,155,125
Multi-Line Insurance – 0.7%
Fairfax Financial Holdings Ltd.
	7.375% 04/15/18	480,000	403,200
	7.750% 04/26/12	630,000	554,400

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Multi-Line Insurance – (continued)
	7.750% 07/15/37	3,590,000	2,764,300
	8.250% 10/01/15	325,000	276,250
	8.300% 04/15/26	185,000	145,225
First Mercury Financial Corp.
	13.170% 08/15/12(a)(b)	2,620,000	2,704,064
			6,847,439
Mutual Insurance – 0.0%
Lumbermens Mutual Casualty
	8.300% 12/01/37(b)(g)	180,000	900
	8.450% 12/01/97(b)(g)	4,600,000	23,000
	9.150% 07/01/26(b)(g)	9,865,000	49,325
			73,225
Insurance Total			13,611,487
Real Estate – 1.8%
Real Estate Management/Services – 1.8%
CB Richard Ellis Services, Inc.
	Escrowed to Maturity,
	9.750% 05/15/10	2,633,000	2,810,727
LNR Property Corp.
	1.000% 07/12/11(j)	5,465,000	5,465,000
	Series B,
	8.132% 02/03/08(a)(h)	4,727,666	4,726,201
Riley Mezzanine Corp.
	9.630% 02/03/08(a)(h)	1,350,400	1,350,400
	10.380% 03/02/08(a)(h)	1,351,385	1,363,209
			15,715,537
Real Estate Total			15,715,537
Real Estate Investment Trusts – 1.8%
REITS-Health Care – 0.5%
Omega Healthcare Investors, Inc.
	7.000% 04/01/14	4,475,000	4,228,875
			4,228,875
REITS-Office Property – 0.7%
Crescent Real Estate Equities LP
	7.500% 09/15/07	1,550,000	1,561,625
	9.250% 04/15/09	4,470,000	4,659,975
			6,221,600
REITS-Single Tenant – 0.6%
Trustreet Properties, Inc.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts – (continued)
REITS-Single Tenant – (continued)
	7.500% 04/01/15	5,950,000	5,860,750
			5,860,750
Real Estate Investment Trusts Total			16,311,225
FINANCIALS TOTAL			103,164,513
INDUSTRIALS – 9.5%
Aerospace & Defense – 1.6%
Aerospace/Defense-Equipment – 1.6%
BE Aerospace, Inc.
	8.500% 10/01/10	520,000	547,300
	8.875% 05/01/11	7,360,000	7,617,600
Sequa Corp.
	8.875% 04/01/08	3,115,000	3,239,600
	9.000% 08/01/09	2,635,000	2,773,337
			14,177,837
Aerospace & Defense Total			14,177,837
Building Materials – 1.9%
Building & Construction Products-Miscellaneous – 1.5%
Compression Polymers Corp.
	10.500% 07/01/13(b)	3,125,000	3,171,875
	11.440% 07/01/12(a)(b)	3,210,000	3,274,200
Dayton Superior Corp.
	10.750% 09/15/08	4,465,000	4,565,462
Panolam Industries International, Inc.
	10.750% 10/01/13(b)	2,520,000	2,444,400
			13,455,937
Building Products-Air & Heating – 0.1%
Goodman Global Holding Co., Inc.
	8.329% 06/15/12(a)	674,000	673,158
			673,158
Building Products-Wood – 0.3%
Ainsworth Lumber Co., Ltd.
	7.250% 10/01/12	925,000	756,187
	9.068% 04/01/13(a)(b)	2,630,000	2,478,775
			3,234,962
Building Materials Total			17,364,057

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Environmental Control – 0.7%
Pollution Control – 0.7%
Geo Sub Corp.
	11.000% 05/15/12	5,950,000	5,972,312
Marsulex, Inc.
	9.625% 07/01/08	65,000	63,863
			6,036,175
Environmental Control Total			6,036,175
Hand / Machine Tools – 0.3%
Machine Tools & Related Products – 0.3%
Thermadyne Holdings Corp.
	9.250% 02/01/14	2,725,000	2,377,563
			2,377,563
Hand / Machine Tools Total			2,377,563
Machinery-Diversified – 0.3%
Engines-Internal Combustion – 0.3%
Cummins, Inc.
	9.500% 12/01/10	2,950,000	3,137,508
			3,137,508
Machinery-Diversified Total			3,137,508
Metal Fabricate/Hardware – 1.0%
Metal Processors & Fabrication – 1.0%
Metals USA, Inc.
	11.125% 12/01/15(b)	2,010,000	2,200,950
Mueller Group, Inc.
	10.000% 05/01/12	3,305,000	3,561,137
Neenah Foundary Co.
	11.000% 09/30/10(b)	3,115,000	3,395,350
			9,157,437
Metal Fabricate/Hardware Total			9,157,437
Miscellaneous Manufacturing – 0.5%
Diversified Manufacturing Operators – 0.5%
Clarke American Corp.
	11.750% 12/15/13	4,110,000	4,233,300
			4,233,300
Miscellaneous Manufacturing Total			4,233,300
Packaging & Containers – 2.4%
Containers-Metal/Glass – 2.3%
Graham Packaging, Series C
	9.750% 04/07/12(h)	714,286	722,621

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
Containers-Metal/Glass – (continued)
Owens-Brockway Glass Container, Inc.
	7.750% 05/15/11	2,080,000	2,095,600
	8.750% 11/15/12	5,785,000	6,001,937
	8.875% 02/15/09	3,675,000	3,776,063
Owens-Illinois, Inc.
	7.800% 05/15/18	1,715,000	1,616,388
	8.100% 05/15/07	6,135,000	6,165,675
			20,378,284
Containers-Paper/Plastic – 0.1%
Graphic Packaging International Corp.
	8.500% 08/15/11	1,365,000	1,368,412
			1,368,412
Packaging & Containers Total			21,746,696
Transportation – 0.5%
Transportation-Marine – 0.2%
Stena AB
	9.625% 12/01/12	1,350,000	1,463,063
			1,463,063
Transportation-Railroad – 0.3%
TFM SA de CV
	12.500% 06/15/12	2,770,000	2,963,900
			2,963,900
Transportation Total			4,426,963
Trucking & Leasing – 0.3%
Transport - Equipment & Leasing – 0.3%
Interpool, Inc.
	6.000% 09/01/14	2,590,000	2,360,138
			2,360,138
Trucking & Leasing Total			2,360,138
INDUSTRIALS TOTAL			85,017,674
TECHNOLOGY – 3.4%
Computers – 2.1%
Computer Services – 2.1%
Sungard Data Systems, Inc.
	3.750% 01/15/09	155,000	143,763
	4.875% 01/15/14	3,585,000	3,136,875
	7.660% 12/13/12(a)(b)(h)	5,880,600	5,894,831
	9.125% 08/15/13(b)	4,235,000	4,425,575

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
Computers – (continued)
Computer Services – (continued)
	10.250% 08/15/15(b)	5,435,000	5,638,812
			19,239,856
Computers Total			19,239,856
Semiconductors – 0.5%
Electronic Components-Semiconductors – 0.0%
Amkor Technology, Inc.
	7.125% 03/15/11	140,000	126,700
			126,700
Semiconductor Equipment – 0.5%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.
	8.000% 12/15/14	2,420,000	2,008,600
	8.579% 12/15/11(a)	2,275,000	2,161,250
		4,169,850
Semiconductors Total			4,296,550
Software – 0.8%
Application Software – 0.5%
SS&C Technologies, Inc.
	11.750% 12/01/13(b)	4,495,000	4,652,325
		4,652,325
Computer Software – 0.3%
UGS Corp.
	10.000% 06/01/12	2,155,000	2,322,013
			2,322,013
Software Total			6,974,338
TECHNOLOGY TOTAL			30,510,744
UTILITIES – 6.2%
Electric – 6.2%
Electric-Distribution – 0.7%
AES Eastern Energy LP
	9.000% 01/02/17	4,581,480	4,993,813
	9.670% 01/02/29	1,175,000	1,398,250
			6,392,063
Electric-Generation – 1.4%
AES Corp.
	9.000% 05/15/15(b)	12,000,000	12,900,000
			12,900,000

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Electric-Integrated – 1.0%
CMS Energy Corp.
	9.875% 10/15/07	2,250,000	2,340,000
DPL, Inc.
	8.250% 03/01/07	3,645,000	3,697,982
PSEG Energy Holdings LLC
	8.625% 02/15/08	2,000,000	2,050,000
Western Resources
	7.125% 08/01/09	375,000	386,250
			8,474,232
Independent Power Producer – 3.1%
Calpine Corp.
	8.500% 07/15/10(b)(g)	23,187,000	21,737,812
	9.875% 12/01/11(b)(g)	2,640,000	2,455,200
NRG Energy, Inc.
	7.375% 02/01/16	3,790,000	3,699,988
			27,893,000
Electric Total			55,659,295
UTILITIES TOTAL			55,659,295

	Total Corporate Fixed-Income Bonds & Notes (cost of $790,007,239)		782,976,479
Convertible Bonds – 4.2%
COMMUNICATIONS – 3.0%
Media – 0.6%
Cable TV – 0.6%
Adelphia Communications Corp.
	6.000% 02/15/06(g)	1,125,000	8,437
UnitedGlobalCom, Inc.
	1.750% 04/15/24(b)	4,390,000	5,165,829
			5,174,266
Media Total			5,174,266
Internet – 0.1%
Web Portals/ISP – 0.0%
At Home Corp.
	4.750% 12/15/06(e)(k)	3,896,787	390
			390

		Par ($)	Value ($)
Convertible Bonds – (continued)
COMMUNICATIONS – (continued)
Internet – (continued)
Web Hosting/Design – 0.1%
RiverStone Networks, Inc.
	3.750% 12/01/06(b)(k)	1,433,000	1,390,010
			1,390,010
Internet Total			1,390,400
Telecommunication Services – 2.3%
Telecommunication Equipment – 1.4%
Lucent Technologies, Inc.
	8.000% 08/01/31	3,040,000	3,047,600
Nortel Networks Corp.
	4.250% 09/01/08	9,840,000	9,274,200
			12,321,800
Telecom Equipment-Fiber Optics – 0.9%
Ciena Corp.
	3.750% 02/01/08	8,335,000	7,970,344
			7,970,344
Telecommunication Services Total			20,292,144
COMMUNICATIONS TOTAL			26,856,810
CONSUMER CYCLICAL – 0.1%
Airlines – 0.1%
Airlines – 0.1%
Delta Air Lines, Inc.
	8.000% 06/03/23(b)(g)	2,885,000	800,588
			800,588
Airlines Total			800,588
CONSUMER CYCLICAL TOTAL			800,588
CONSUMER NON-CYCLICAL – 0.8%
Health Care Services – 0.8%
Medical Labs & Testing Services – 0.3%
Laboratory Corp. of America Holdings
	(l) 09/11/21	3,095,000	2,607,537
			2,607,537
Medical-Outpatient/Home Medical – 0.5%
Lincare Holdings, Inc.
	3.000% 06/15/33(b)	1,420,000	1,382,725

		Par ($)	Value ($)
Convertible Bonds – (continued)
CONSUMER NON-CYCLICAL – (continued)
Health Care Services – (continued)
Medical-Outpatient/Home Medical – (continued)
	3.000% 06/15/33	3,500,000	3,408,125
			4,790,850
Health Care Services Total			7,398,387
CONSUMER NON-CYCLICAL TOTAL			7,398,387
FINANCIALS – 0.3%
Insurance – 0.3%
Special Purpose Entity – 0.3%
Conseco, Inc.
	(d) 09/30/35(b) (3.500% 09/30/10)	2,290,000	2,433,125
			2,433,125
Insurance Total			2,433,125
FINANCIALS TOTAL			2,433,125
TECHNOLOGY – 0.0%
Semiconductors – 0.0%
Electronic Components-Semiconductors – 0.0%
LSI Logic Corp.
	4.000% 11/01/06	390,000	386,100
			386,100
Semiconductors Total			386,100
TECHNOLOGY TOTAL			386,100

	Total Convertible Bonds (cost of $38,526,089)		37,875,010

		Shares
Preferred Stocks – 1.8%
COMMUNICATIONS – 0.0%
Media – 0.0%
Publishing-Periodicals – 0.0%
	Ziff Davis Holdings, Inc. (i)(m)(n)	328	49,200
			49,200
Media Total			49,200

		Shares	Value ($)
Preferred Stocks – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – 0.0%
Wireless Equipment – 0.0%
	Loral Skynet Corp. (m)	1,634	323,532
			323,532
Telecommunication Services Total			323,532
COMMUNICATIONS TOTAL			372,732
FINANCIALS – 1.3%
Real Estate Investment Trusts – 1.3%
REITS-Diversified – 1.3%
	Sovereign Real Estate Investment Corp. (b)	8,406,000	11,558,250
		11,558,250
Real Estate Investment Trusts Total			11,558,250
FINANCIALS TOTAL			11,558,250
TECHNOLOGY – 0.5%
Software – 0.5%
	Quadramed Corp. (b)(i)(m)(n)	246,600	4,315,500
Software Total			4,315,500
TECHNOLOGY TOTAL			4,315,500

	Total Preferred Stocks (cost of $17,447,963)		16,246,482
Common Stocks – 1.1%
COMMUNICATIONS – 0.8%
Internet – 0.4%
	Globix Corp. (m)(n)	623,582	3,099,202
	Globix Corp. (e)(m)	81,003	402,585
Internet Total			3,501,787
Media – 0.3%
	Haights Cross Communications, Inc. (i)(m)(n)	67,100	2,952,400
Media Total			2,952,400
Telecommunication Services – 0.1%
	Loral Space & Communications Ltd. (m)	16,533	468,876

		Shares	Value ($)
Common Stocks – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
	Remote Dynamics, Inc. (m)	7,934	1,190
Telecommunication Services Total			470,066
COMMUNICATIONS TOTAL			6,924,253
INDUSTRIALS – 0.1%
Industrial Conglomerates – 0.1%
	Ainsworth Lumber Co. Ltd. (m)	36,300	733,284
Industrial Conglomerates Total			733,284
INDUSTRIALS TOTAL			733,284
TECHNOLOGY – 0.1%
Software – 0.1%
	Quadramed Corp. (i)(m)(n)	597,204	1,164,548
Software Total			1,164,548
TECHNOLOGY TOTAL			1,164,548
UTILITIES – 0.1%
Gas Utilities – 0.1%
	Star Gas Partners LP (m)	392,948	1,053,101
Gas Utilities Total			1,053,101
UTILITIES TOTAL			1,053,101

	Total Common Stocks (cost of $5,850,588)		9,875,186

		Units
Warrants – 0.0%
COMMUNICATIONS – 0.0%
Media – 0.0%
Multimedia – 0.0%
Haights Cross Communications, Inc.	Expires 12/10/11(e)(h)(i)(m)(n)	43	1
	Preferred Warrants, Expires 10/12/11(e)(i)(m)(n)	52,175	521
			522
Publishing-Periodicals – 0.0%
Ziff Davis Media, Inc., Series E	Expires 08/12/12(m)	78,048	780
			780
Media Total			1,302
Telecommunication Services – 0.0%
Cellular Telecommunications – 0.0%
UbiquiTel, Inc.	Expires 04/15/10(b)(i)(m)(n)	180	2
			2

		Units	Value ($)
Warrants – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telecommunication Services – 0.0%
Colo.Com, Inc.	Expires 03/15/10(b)(e)(f)(m)	1,145	—
			—
Telecommunication Services Total			2
COMMUNICATIONS TOTAL			1,304

	Total Warrants (cost of $35,275)		1,304

		Par ($)
Short-Term Obligation – 5.1%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 5.100%, collateralized by a U.S. Government Agency maturing 08/06/38, market value of $46,077,600 (repurchase proceeds $45,338,261)	45,319,000	45,319,000

	Total Short-Term Obligation (cost of $45,319,000)		45,319,000

	Total Investments – 99.7% (cost of $897,186,154)(o)(p)		892,293,461

	Other Assets & Liabilities, Net – 0.3%		2,518,161

	Net Assets – 100.0%		894,811,622

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2006.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities, which are not illiquid, amounted to $194,545,317, which represents 21.7% of net assets.

(c)	Pay-in-kind securities.

(d)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(f)	Security has no value.

(g)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At June 30, 2006, the value of these securities amounted to $41,808,721, which represents 4.7% of net assets.

(h)	Loan participation agreement.

(i)	Illiquid security.

(j)	Security, or a portion thereof, purchased on a delayed delivery basis.

(k)	The issuer is in default of certain debt covenants. Income is not being accrued. At June 30, 2006, the value of these securities amounted to $1,390,400, which represents 0.1% of net assets.

(l)	Zero coupon bond.

(m)	Non-income producing security.

(n)

Denotes restricted securities, which are subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At June 30, 2006, the value of these securities amounted to $11,581,374, which represents 1.3% of net assets.

(o)	Cost for federal income tax purposes is $897,186,154.

(p)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$39,490,984	$(44,383,677)	$(4,892,693)

At June 30, 2006, the Fund had entered into the following forward currency exchange contracts:

Forward Currency		Aggregate	Settlement	Unrealized Appreciation/
Contracts to Buy	Value	Face Value	Date	Depreciation
EUR	$1,241,215	$1,247,372	07/06/06	$(6,157)
EUR	748,568	738,521	07/06/06	10,047
				$3,890

Acronym	Name

EUR	Euro
PIK	Payment-In-Kind

Item 2. Controls and Procedures.

(a)                    The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)                   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Master Investment Trust

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 28, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	August 28, 2006